UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5867

Oppenheimer Multi-State Municipal Trust

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

Principal Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—109.5%
New Jersey—76.0%
$40,000	Atlantic City, NJ GO1	5.000%	12/01/2024	$40,774

3,020,000	Bayonne, NJ Parking Authority (City Parking)[1]	5.000	06/15/2027	3,022,386

6,065,000	Bayonne, NJ Redevel. Agency[1]	7.625	04/01/2038	6,945,395

10,000	Bergen County, NJ HDC[1]	6.750	10/01/2018	10,038

35,000	Bergen County, NJ Improvement Authority (Community Action Program)[1]	5.250	12/01/2034	35,121

1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2033	1,109,650

1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2034	1,105,490

190,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.750	02/15/2034	190,503

1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2035	1,101,350

2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2031	2,199,000

3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250	11/01/2039	3,220,830

3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250	11/01/2044	3,200,760

1,665,000	Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2024	1,705,460

60,000	Casino Reinvestment Devel. Authority of NJ1	5.250	06/01/2017	61,427

175,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.250	01/01/2018	179,662

185,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.000	01/01/2025	189,377

65,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.250	01/01/2022	66,676

150,000	Essex County, NJ Improvement Authority (Newark)[1]	5.125	04/01/2029	150,140

250,000	Essex County, NJ Improvement Authority (Newark)[1]	6.250	11/01/2030	283,805

20,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2023	20,047

105,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2027	105,205

265,000	Florence Township, NJ Fire District No. 1[1]	5.125	07/15/2028	270,703

1,000,000	Hudson County, NJ Improvement Authority[1]	6.000	01/01/2040	1,152,630

2,655,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.500	06/01/2041	3,007,239

1,500,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2035	1,664,265

1,250,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2038	1,378,288

120,000	Lodie, NJ Board of Education COP[1]	5.700	09/15/2021	120,305

2,535,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2032	1,840,207

1,100,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.125	01/01/2037	800,844

500,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2020	384,645

170,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2015	169,726

20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)	5.500	09/01/2030	20,072

1    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

New Jersey (Continued)

$25,000	Mount Holly, NJ Municipal Utilities Authority	5.000%	12/01/2016	$25,100

30,000	Neptune City, NJ Hsg. Authority[1]	6.000	04/01/2019	30,070

605,000	New Brunswick, NJ Parking Authority	5.000	09/01/2029	679,234

445,000	New Brunswick, NJ Parking Authority	5.000	09/01/2027	502,779

150,000	Newark, NJ GO1	5.375	12/15/2014	150,950

50,000	Newark, NJ Hsg. Authority (Lock Street Urban Renewal Partnership)[1]	6.400	01/20/2034	50,100

315,000	Newark, NJ Hsg. Authority (Port Newark Marine Terminal Rental)[1]	5.000	01/01/2032	362,546

2,875,000	Newark, NJ Hsg. Authority (South Ward Police Facility)[1]	6.750	12/01/2038	3,406,990

2,095,000	NJ EDA	5.000	06/15/2028	2,327,985

750,000	NJ EDA	5.000	06/15/2029	830,745

530,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500	07/01/2018	520,746

25,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500	07/01/2028	21,973

300,000	NJ EDA (Chilton Memorial Hospital)[1]	5.500	07/01/2029	358,596

3,100,000	NJ EDA (Cranes Mill)[1]	5.100	06/01/2027	3,134,255

145,000	NJ EDA (Dept. of Human Services)[1]	6.250	07/01/2024	145,373

1,525,000	NJ EDA (Drew University)[1]	5.250	07/01/2021	1,762,824

2,339,945	NJ EDA (Empowerment Zone-Cumberland)[2]	7.750	03/01/2021	23

2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)[1]	8.000	05/01/2044	2,185,620

2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000	05/01/2044	2,185,620

2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000	05/01/2044	2,185,620

6,000,000	NJ EDA (GMT Realty)[1]	6.875	01/01/2037	6,061,320

17,160,000	NJ EDA (Hamilton Care)[1]	6.650	11/01/2037	17,790,458

3,050,000	NJ EDA (Harrogate)[1]	5.875	12/01/2026	3,052,135

10,000	NJ EDA (Hillcrest Health Service)	13.112 [3]	01/01/2018	9,354

4,135,000	NJ EDA (Kapkowski Road Landfill)[1]	6.500	04/01/2031	5,065,664

6,655,000	NJ EDA (Keswick Pines)[1]	5.750	01/01/2024	6,667,312

1,445,000	NJ EDA (Keswick Pines)[1]	5.700	01/01/2018	1,447,644

90,000	NJ EDA (Liberty State Park Lease Rental)	5.750	03/15/2022	90,390

25,000	NJ EDA (Liberty State Park)	5.700	03/15/2016	25,114

90,000	NJ EDA (Metromall Urban Renewal)[1]	6.500	04/01/2031	90,137

1,000,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2017	1,019,180

20,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000	07/01/2034	20,324

100,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000	07/01/2023	101,622

430,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	438,247

10,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	10,192

2,500,000	NJ EDA (MSU Student Hsg.)[1]	5.750	06/01/2031	2,768,925

20,000	NJ EDA (Municipal Rehabilitation)	5.000	04/01/2028	20,067

5,320,000	NJ EDA (New Jersey American Water Company)[1]	5.600	11/01/2034	6,038,040

4,350,000	NJ EDA (New Jersey American Water Company)[1]	5.700	10/01/2039	4,929,855

145,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750	12/15/2017	145,465

30,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750	12/15/2017	30,096

800,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2027	835,336

1,400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2037	1,446,886

2    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

New Jersey (Continued)

$1,900,000	NJ EDA (Paterson Charter School Science & Technology)	6.100%	07/01/2044	$1,856,528

650,000	NJ EDA (Paterson Charter School Science & Technology)	6.000	07/01/2032	649,233

1,500,000	NJ EDA (Paterson Charter School)[1]	5.000	07/01/2032	1,331,865

2,500,000	NJ EDA (Paterson Charter School)[1]	5.300	07/01/2044	2,169,550

850,000	NJ EDA (Rutgers University)[1]	5.000	06/15/2038	968,932

2,000,000	NJ EDA (School Facilities Construction)[1]	5.000	03/01/2027	2,219,240

3,690,000	NJ EDA (School Facilities Construction)[1]	5.000	03/01/2030	4,040,808

1,000,000	NJ EDA (School Facilities)[1]	5.250	09/01/2026	1,128,760

65,000	NJ EDA (St. Barnabas Medical Center)	9.128 [3]	07/01/2021	53,542

50,000	NJ EDA (St. Barnabas Medical Center)	10.637 [3]	07/01/2018	46,607

25,000	NJ EDA (St. Barnabas Medical Center)	10.003 [3]	07/01/2020	21,560

2,200,000	NJ EDA (Team Academy Charter School)[1]	6.000	10/01/2043	2,481,996

10,000,000	NJ EDA (The Goethals Bridge Replacement)[1]	5.375	01/01/2043	11,102,700

1,500,000	NJ EDA (UMM Energy Partners)	5.000	06/15/2037	1,563,300

1,250,000	NJ EDA (UMM Energy Partners)	5.125	06/15/2043	1,305,613

790,000	NJ EDA (United Water New Jersey)	5.500	07/01/2039	792,876

330,000	NJ EDA (United Water New Jersey)[1]	5.000	11/01/2028	330,459

3,500,000	NJ EDA Retirement Community (Seabrook Village)[1]	5.250	11/15/2026	3,605,525

200,000	NJ Educational Facilities Authority (Dorm Safety)[1]	5.000	03/01/2015	200,808

100,000	NJ Educational Facilities Authority (Dorm Safety)	5.000	03/01/2016	100,399

3,130,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.250	07/01/2037	3,356,737

2,735,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2033	2,929,623

1,000,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	1,069,950

875,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.250	07/01/2027	946,829

120,000	NJ Educational Facilities Authority (Kean University)[1]	5.250	09/01/2029	130,789

30,000	NJ Educational Facilities Authority (Kean University)	5.000	07/01/2021	30,119

40,000	NJ Educational Facilities Authority (Kean University)[1]	5.000	07/01/2018	40,160

5,000	NJ Educational Facilities Authority (Public Library)	5.000	09/01/2022	5,020

1,000,000	NJ Educational Facilities Authority (Rider University)	5.000	07/01/2037	1,078,280

15,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000	07/01/2028	15,053

5,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000	07/01/2018	5,427

2,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.625	07/01/2032	2,304,560

7,085,000	NJ Health Care Facilities Financing Authority (Catholic Health East)[1]	5.000	11/15/2033	7,934,987

750,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.300	11/01/2026	676,965

1,000,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.375	11/01/2036	820,880

1,010,000	NJ Health Care Facilities Financing Authority (Holy Name Hospital)[1]	5.000	07/01/2036	1,037,250

3    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

New Jersey (Continued)

$2,480,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.750%	10/01/2031	$2,848,801

295,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.250	10/01/2038	314,960

1,500,000	NJ Health Care Facilities Financing Authority (Kennedy Health System)	5.000	07/01/2031	1,668,195

9,830,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250	07/01/2027	9,837,962

2,030,000	NJ Health Care Facilities Financing Authority (RWJ University Hospital)[1]	5.000	07/01/2035	2,044,454

15,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp.)	11.288 [3]	07/01/2017	14,383

37,955,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	8.410 [3]	07/01/2030	17,694,621

10,000,000	NJ Health Care Facilities Financing Authority (St. Joseph’s Hospital & Medical Center)[1]	6.625	07/01/2038	11,075,100

1,960,000	NJ Health Care Facilities Financing Authority (St. Luke’s Warren Hospital)	5.000	08/15/2034	2,154,216

5,380,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2030	5,752,726

6,400,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2023	6,742,592

125,000	NJ Health Care Facilities Financing Authority (Virtua Health Obligated Group)[1]	5.750	07/01/2033	142,105

100,000	NJ Higher Education Assistance Authority[1]	5.750	12/01/2029	113,367

3,160,000	NJ Higher Education Assistance Authority[1]	5.500	12/01/2025	3,621,771

27,130,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.125	06/01/2030	29,646,579

15,000	NJ Hsg. & Mtg. Finance Agency[1]	5.400	11/01/2016	15,235

570,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.000	11/01/2036	578,054

4,010,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[4]	4.625	10/01/2027	4,107,002

2,580,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[4]	5.000	10/01/2037	2,620,635

45,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.500	10/01/2038	46,830

165,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.375	10/01/2028	171,818

245,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.150	10/01/2023	262,902

100,000	NJ South Jersey Port Corp.[1]	5.250	01/01/2030	100,170

45,000	NJ Sports & Expositions Authority[1]	5.000	09/01/2018	45,182

45,000	NJ Sports & Expositions Authority	5.000	09/01/2019	45,182

20,000	NJ Sports & Expositions Authority[1]	5.250	09/01/2015	20,084

25,000	NJ Sports & Expositions Authority	5.000	09/01/2017	25,101

145,000	NJ Sports & Expositions Authority	5.000	09/01/2015	145,587

45,000	NJ Sports & Expositions Authority	5.000	09/01/2016	45,182

17,080,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2041	12,817,686

4,500,000	NJ Transportation Trust Fund Authority[1]	6.000	06/15/2035	5,506,335

15,000,000	NJ Transportation Trust Fund Authority[1]	5.875	12/15/2038	17,445,000

1,625,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2038	1,750,141

5,000,000	NJ Transportation Trust Fund Authority[1]	5.500	06/15/2041	5,591,000

5,000,000	NJ Turnpike Authority[1]	5.000	01/01/2038	5,551,750

4    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New Jersey (Continued)
$200,000	Passaic Valley, NJ Sewage Commissioners	5.000%	12/01/2022	$200,742
10,000	Passaic Valley, NJ Sewage Commissioners	5.500	12/01/2014	10,041
100,000	Passaic Valley, NJ Sewage Commissioners	5.000	12/01/2023	100,371
10,500,000	Port Authority NY/NJ, 143rd Series[4]	5.000	10/01/2030	10,848,810
14,315,000	Port Authority NY/NJ, 169th Series[4]	5.000	10/15/2041	15,657,285
5,380,000	Rutgers State University NJ4	5.000	05/01/2030	6,316,443
6,330,000	Rutgers State University NJ4	5.000	05/01/2029	7,463,386
4,000,000	Rutgers State University NJ4	5.000	05/01/2038	4,552,880
45,000	Union County, NJ Improvement Authority (Linden Airport)	5.000	03/01/2028	45,145
40,000	West Milford, NJ Township (Municipal Utilties Authority)[1]	5.375	08/01/2031	40,043
				368,873,716

New York—4.3%
5,100,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	5,391,516
2,679,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	2,695,610
8,685,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	8,710,273
2,505,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	2,502,320
1,725,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2027	1,792,499
				21,092,218

U.S. Possessions—29.2%
600,000	Guam GO1	7.000	11/15/2039	694,128
10,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750	09/01/2031	11,434
125,000	Guam Power Authority, Series A	5.000	10/01/2023	148,377
250,000	Guam Power Authority, Series A	5.000	10/01/2030	287,942
125,000	Guam Power Authority, Series A	5.000	10/01/2024	148,402
180,000	Northern Mariana Islands Commonwealth, Series A1	5.000	06/01/2017	181,474
3,945,000	Northern Mariana Islands Commonwealth, Series A1	5.000	06/01/2030	3,440,395
1,040,000	Northern Mariana Islands Ports Authority, Series A1	5.500	03/15/2031	933,161
2,475,000	Northern Mariana Islands Ports Authority, Series A1	6.250	03/15/2028	2,184,930
1,000,000	Puerto Rico Aqueduct & Sewer Authority	6.125	07/01/2024	770,690
6,350,000	Puerto Rico Aqueduct & Sewer Authority	5.750	07/01/2037	4,519,930
2,525,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2038	1,828,605
1,355,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	966,792
2,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.125	07/01/2047	1,963,760
15,115,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	13,942,983
18,230,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	17,317,406
170,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	170,612
26,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.127 [3]	05/15/2055	622,960
5,000,000	Puerto Rico Commonwealth GO1	6.000	07/01/2029	3,781,900
6,085,000	Puerto Rico Commonwealth GO1	6.000	07/01/2039	4,505,334
2,150,000	Puerto Rico Commonwealth GO1	5.250	07/01/2037	1,503,409
2,795,000	Puerto Rico Commonwealth GO	5.500	07/01/2039	1,967,932
3,205,000	Puerto Rico Commonwealth GO1	5.750	07/01/2041	2,296,799
8,350,000	Puerto Rico Commonwealth GO1	5.750	07/01/2036	6,067,193

5    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$3,000,000	Puerto Rico Commonwealth GO1	6.500%	07/01/2040	$2,247,270
1,990,000	Puerto Rico Electric Power Authority, Series A5	5.000	07/01/2042	1,011,915
3,000,000	Puerto Rico Electric Power Authority, Series A5	7.000	07/01/2043	1,524,690
1,700,000	Puerto Rico Electric Power Authority, Series A5	5.000	07/01/2029	864,212
45,000	Puerto Rico Electric Power Authority, Series A5	5.050	07/01/2042	22,883
3,000,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2028	1,524,960
5,000,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2030	2,541,750
550,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2031	279,598
90,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2025	45,741
50,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2021	25,406
80,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2037	40,682
100,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2023	50,817
395,000	Puerto Rico Electric Power Authority, Series XX5	5.250	07/01/2035	200,822
750,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	533,122
3,000,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250	07/01/2038	2,668,800
3,000,000	Puerto Rico Infrastructure	7.956 [3]	07/01/2042	312,690
575,000	Puerto Rico Infrastructure[1]	5.000	07/01/2027	329,768
975,000	Puerto Rico Infrastructure	8.186 [3]	07/01/2035	215,884
2,610,000	Puerto Rico Infrastructure[1]	5.000	07/01/2041	1,483,472
4,750,000	Puerto Rico Infrastructure[1]	5.000	07/01/2037	2,700,518
400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500	10/01/2037	239,660
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2027	86,577
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	79,790
930,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	03/01/2036	725,428
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	82,603
175,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	166,985
1,000,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000	08/01/2032	754,370
2,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2020	2,000,020
200,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	157,290
305,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2033	210,441
1,000,000	Puerto Rico Public Buildings Authority[1]	5.625	07/01/2039	690,650
1,000,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2028	1,016,310
5,000,000	Puerto Rico Public Buildings Authority	5.250	07/01/2042	3,373,050
1,530,000	Puerto Rico Public Buildings Authority, Series D1	5.250	07/01/2036	1,054,614
6,800,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	5,499,228
9,850,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.375	08/01/2039	7,255,806
10,935,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2042	8,036,788
325,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.375	08/01/2039	267,511
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2021	2,234,925
4,850,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2022	4,253,256
5,235,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	2,733,822
14,000,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.750	08/01/2057	11,393,060
1,100,000	V.I. Tobacco Settlement Financing Corp.	8.671 [3]	05/15/2035	140,074
3,100,000	V.I. Tobacco Settlement Financing Corp.	10.182 [3]	05/15/2035	302,622

6    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

U.S. Possessions (Continued)
$2,050,000	V.I. Tobacco Settlement Financing Corp.	9.174%	[3]	05/15/2035	$246,204

					141,882,632

Total Investments, at Value (Cost $544,644,316)—109.5%					531,848,566

Net Other Assets (Liabilities)—(9.5)					(46,199,729)

Net Assets—100.0%					$485,648,837

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

5. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
GO	General Obligation
HDC	Housing Devel. Corp.
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
LIFERS	Long Inverse Floating Exempt Receipts
MSU	Montclair State University
NY/NJ	New York/New Jersey
ROLs	Reset Option Longs
RWJ	Robert Wood Johnson
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

7    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

Oppenheimer Rochester New Jersey Municipal Fund (the “Fund”), is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

    An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying

8    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

    The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference

9    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2014, the Fund’s maximum exposure under such agreements is estimated at $17,735,000.

    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the

10    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2014, municipal bond holdings with a value of $62,959,501 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $40,685,000 in short-term floating rate securities issued and outstanding at that date.

    At October 31, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 2,005,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	7.21%	10/1/27	$2,102,002
1,290,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	7.86	10/1/37	1,330,635
3,580,000	Port Authority NY/NJ ROLs[3]	15.506	10/15/41	4,922,285
2,625,000	Port Authority NY/NJ, 3205th Series	15.05	10/1/30	2,973,810
7,000,000	Puerto Rico Sales Tax Financing Corp. LIFERS[3]	9.446	8/1/57	4,393,060
1,345,000	Rutgers State University NJ LIFERS	18.239	5/1/30	2,281,443
1,585,000	Rutgers State University NJ LIFERS	18.211	5/1/29	2,718,386
1,000,000	Rutgers State University NJ LIFERS	18.239	5/1/38	1,552,880

				$22,274,501

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $40,685,000 or 7.65% of its total assets as of October 31, 2014.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities

11    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. There were no securities not accruing interest as of October 31, 2014.

    The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of October 31, 2014, securities with an aggregate market value of $8,133,476, representing 1.67% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the

12    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale

13    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$368,873,693	$23	$368,873,716
New York	—	21,092,218	—	21,092,218
U.S. Possessions	—	141,882,632	—	141,882,632

Total Assets	$—	$531,848,543	$23	$531,848,566

14    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$503,983,566[1]

Gross unrealized appreciation	$26,949,450
Gross unrealized depreciation	(39,769,450)

Net unrealized depreciation	$(12,820,000)

1. The Federal tax cost of securities does not include cost of $40,685,000, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

15    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

Principal Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—107.4%
Pennsylvania—70.7%
$1,125,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125%	05/01/2029	$1,131,907

80,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125	05/01/2025	80,617

160,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.500	08/15/2034	183,125

35,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.375	08/15/2029	40,218

1,125,000	Allegheny County, PA HEBA (Carlow University)[1]	6.750	11/01/2031	1,302,975

1,310,000	Allegheny County, PA HEBA (Carlow University)[1]	6.000	11/01/2021	1,468,589

1,000,000	Allegheny County, PA HEBA (Chatham University)	5.000	09/01/2035	1,065,590

15,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	05/01/2028	17,390

2,000,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	10/15/2038	2,147,480

2,500,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.900	10/15/2028	2,702,825

3,650,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.750	10/15/2040	3,975,799

2,250,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.500	10/15/2030	2,447,370

10,000	Allegheny County, PA IDA (ARC Allegheny Foundation)[1]	5.000	12/01/2028	9,386

1,200,000	Allegheny County, PA IDA (Propel Charter School-East)[1]	6.375	08/15/2035	1,304,220

1,000,000	Allegheny County, PA IDA (Propel Charter School-Montour)[1]	6.750	08/15/2035	1,105,340

1,500,000	Allegheny County, PA IDA (Propel Charter School-Sunrise)	6.000	07/15/2038	1,529,370

1,225,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.100	09/01/2026	1,240,619

890,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.125	09/01/2031	897,681

1,000,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.000	09/01/2021	1,022,400

400,000	Allegheny County, PA IDA (School Facility Devel.)[1]	5.900	08/15/2026	428,776

16,750,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600	07/01/2023	17,096,390

1,670,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)[1]	5.950	01/20/2043	1,751,095

35,000	Allegheny County, PA Residential Finance Authority (Cambridge Square Apartments)[1]	4.250	01/15/2017	36,096

1,300,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)[1]	6.100	01/20/2043	1,368,874

1,670,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)[1]	6.160	01/20/2043	1,761,416

13,000,000	Berks County, PA Municipal Authority (Reading Hospital & Medical Center)[2]	5.500	11/01/2031	15,041,780

1,750,000	Bethlehem, PA GO1	6.500	12/01/2032	2,103,535

1,000,000	Bucks County, PA IDA (Lutheran Community Telford Center)[1]	5.750	01/01/2027	1,022,970

2,000,000	Butler County, PA Hospital Authority (Butler Health System)[1]	7.250	07/01/2039	2,358,880

1,760,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.250	07/01/2033	1,816,830

800,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.000	07/01/2023	828,632
2,865,000	Cambridge, PA Area Joint Authority[1]	6.000	12/01/2037	3,090,619

1  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Pennsylvania (Continued)

$950,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250%	11/15/2041	$1,105,287

2,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	7.000	11/15/2046	2,423,320

30,000	Charleroi, PA Area School Authority	6.000	10/01/2017	30,145

2,000,000	Chester County, PA H&EFA (Immaculata University)[1]	7.000	11/01/2041	2,339,240

23,915,000	Chester County, PA IDA (Aqua Pennsylvania)[2]	5.000	02/01/2041	24,738,775

1,000,000	Chester County, PA IDA (West Chester University Student Hsg.)	5.000	08/01/2035	1,061,300

50,000	Chester, PA Water Authority	5.000	12/01/2027	50,152

1,000,000	Clairton, PA Municipal Authority	5.000	12/01/2037	1,078,840

1,310,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000	07/01/2034	1,379,823

3,450,000	Cumberland County, PA Municipal Authority (Asbury Atlantic)[1]	6.000	01/01/2040	3,663,106

2,500,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	2,829,500

1,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Ministries)[1]	5.000	01/01/2027	1,028,880

950,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2021	965,333

6,605,000	Delaware County, PA Authority (Cabrini College)[1]	5.500	07/01/2024	6,614,907

5,900,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	5.000	12/15/2031	5,931,506

3,965,000	Delaware County, PA Authority (Eastern University)	5.250	10/01/2032	4,300,082

6,385,000	Delaware County, PA Authority (Eastern University)	5.000	10/01/2027	6,893,629

110,000	Delaware County, PA Authority (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)[1]	5.375	11/15/2023	110,477

1,160,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2025	1,291,857

280,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2030	310,761

900,000	Delaware County, PA Authority (Neumann College)[1]	6.250	10/01/2038	918,783

1,000,000	Delaware County, PA Authority (Neumann College)[1]	6.125	10/01/2034	1,107,810

1,250,000	Delaware County, PA Authority (Neumann University)[1]	5.250	10/01/2031	1,340,062

1,150,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2025	1,232,547

18,705,000	Delaware County, PA IDA (Aqua Pennsylvania)[2]	5.000	11/01/2038	19,272,466

4,200,000	Delaware County, PA IDA (Naamans Creek)[1]	7.000	12/01/2036	4,424,532

1,000,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000	07/01/2030	1,074,400

1,250,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000	07/01/2035	1,319,537

3,945,000	Erie County, PA Hospital Authority (St. Vincent’s Health)[1]	7.000	07/01/2027	4,201,741

1,000,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.375	05/01/2030	1,082,410

2,565,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.500	05/01/2040	2,781,589

7,840,000	Erie, PA Higher Education Building Authority (Gannon University)	5.000	05/01/2038	8,441,250

3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.500	03/15/2038	3,260,370

720,000	Erie-Western PA Port Authority[1]	5.125	06/15/2016	722,131

2  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Pennsylvania (Continued)

$3,265,000	Fayette County, PA Redevel. Authority (Fayette Crossing)[1]	7.000%		09/01/2019	$3,465,797

115,000	Harrisburg, PA Authority[1]	5.000		07/15/2023	115,252

550,000	Harrisburg, PA Authority[1]	5.000		07/15/2024	551,111

6,575,000	Harrisburg, PA Authority[1]	5.000		07/15/2021	6,592,687

150,000	Harrisburg, PA GO	10.084	[3]	03/15/2015	146,664

50,000	Harrisburg, PA GO	9.614	[3]	09/15/2016	44,591

10,000	Harrisburg, PA GO	9.600	[3]	09/15/2015	9,489

70,000	Harrisburg, PA GO	9.727	[3]	09/15/2015	66,420

210,000	Harrisburg, PA GO	9.601	[3]	03/15/2015	205,330

40,000	Harrisburg, PA GO	9.600	[3]	03/15/2016	36,780

335,000	Harrisburg, PA Water System[1]	5.000		07/15/2023	335,734

6,570,000	Horsham, PA Industrial and Commercial Devel. Authority (Pennsylvania LTC)[1]	6.000		12/01/2037	6,916,108

295,000	Jeanette, PA GO1	5.000		04/01/2018	296,109

2,100,000	Lackawanna County, PA GO1	6.000		09/15/2032	2,336,670

12,810,000	Lawrence County, PA IDA (Shenango Presbyterian Center)[1]	5.625		11/15/2037	12,901,720

3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000		11/01/2023	2,520,000

1,807,494	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000		11/01/2018	1,265,246

2,721,970	Lehigh County, PA GPA (Kidspeace)[4]	7.500		02/01/2044	27

2,747,774	Lehigh County, PA GPA (Kidspeace)[1]	0.000	[8]	02/01/2044	405,352

3,641,680	Lehigh County, PA GPA (Kidspeace/KC/KNCONY/KCH/KMAKNC/KNCONM/IRSch Obligated Group)[1]	7.500		02/01/2044	3,305,553

4,700,000	Lehigh Northampton, PA Airport Authority[1]	6.000		05/15/2030	4,705,170

150,000	Luzerne County, PA Flood Protection Authority[1]	5.000		01/15/2018	150,366

95,000	Luzerne County, PA Flood Protection Authority[1]	5.000		01/15/2023	95,101

5,000,000	Luzerne County, PA IDA[1]	7.750		12/15/2027	5,188,700

3,720,000	Lycoming County, PA Authority (Pennsylvania College of Technology)	5.000		05/01/2032	4,076,302

2,900,000	McKean County, PA Hospital Authority (Bradford Hospital)[1]	5.250		10/01/2030	2,664,868

11,060,000	Mifflin County, PA Hospital Authority (Lewiston Hospital/Lewiston Healthcare Foundation Obligated Group)[1]	5.125		07/01/2030	11,752,577

595,000	Millcreek, PA Richland Joint Authority[1]	5.250		08/01/2022	636,561

1,000,000	Millcreek, PA Richland Joint Authority[1]	5.500		08/01/2037	1,132,200

855,000	Millcreek, PA Richland Joint Authority[1]	5.375		08/01/2027	965,124

1,390,000	Millcreek, PA Richland Joint Authority[1]	5.500		08/01/2037	1,457,359

20,915,000	Montgomery County, PA IDA[2]	5.375		08/01/2038	23,607,163

300,000	Montgomery County, PA IDA (Philadelphia Presbyterian Homes)[1]	6.500		12/01/2025	354,267

2,890,000	Montgomery County, PA IDA (Wordsworth Academy)[1]	8.000		09/01/2024	2,890,289

2,860,000	Northampton County, PA General Purpose Authority (Moravian College)	5.000		07/01/2031	3,081,335

1,500,000	Northampton County, PA IDA (Morningstar Senior Living)	5.000		07/01/2027	1,589,985

1,275,000	Northampton County, PA IDA (Morningstar Senior Living)	5.000		07/01/2032	1,330,998

3  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Pennsylvania (Continued)

$14,826,610	Northampton County, PA IDA (Northampton Generating)[1]	5.000%	12/31/2023	$13,265,664

1,205,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500	02/15/2033	912,330

1,575,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.500	02/15/2029	1,072,386

3,415,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750	02/15/2029	2,381,997

16,000,000	PA Commonwealth Financing Authority[2]	5.000	06/01/2032	18,091,360

39,737,908	PA EDFA (Bionol Clearfield)[5]	8.500	07/01/2015	1,767,145

375,000	PA EDFA (Fayette Thermal)[1]	5.250	12/01/2016	375,116

35,000	PA EDFA (Fayette Thermal)[1]	5.500	12/01/2021	35,008

3,000,000	PA EDFA (Forum)	5.000	03/01/2029	3,332,760

3,000,000	PA EDFA (Northwestern Human Services)[1]	5.250	06/01/2028	3,002,280

3,000,000	PA EDFA (Philadelphia Biosolids Facility)[1]	6.250	01/01/2032	3,317,970

50,000	PA EDFA (Philadelphia Biosolids Facility)[1]	5.000	01/01/2015	50,164

2,950,000	PA EDFA (US Airways Group)[1]	8.000	05/01/2029	3,509,792

1,025,000	PA HEFA (Assoc. of Independent Colleges & Universities)[1]	5.125	05/01/2032	1,052,665

55,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.800	09/01/2025	55,117

100,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	5.000	07/01/2028	100,023

2,130,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2032	2,135,858

170,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	170,442

1,000,000	PA HEFA (Clarion University Foundation)[1]	5.000	07/01/2028	1,000,520

1,070,000	PA HEFA (Clarion University Foundation)[1]	5.250	07/01/2018	1,070,952

175,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.750	04/15/2034	175,241

535,000	PA HEFA (Delaware Valley College of Science & Agriculture)	5.000	11/01/2042	559,241

1,245,000	PA HEFA (Delaware Valley College of Science & Agriculture)	5.000	11/01/2027	1,340,653

10,000	PA HEFA (Drexel University College of Medicine)[1]	5.000	05/01/2037	10,893

6,285,000	PA HEFA (Edinboro University Foundation)[1]	5.750	07/01/2028	6,667,882

8,225,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2042	8,737,911

3,500,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2043	3,824,310

9,000,000	PA HEFA (Edinboro University Foundation)[1]	5.875	07/01/2038	9,542,160

3,000,000	PA HEFA (Edinboro University Foundation)[1]	5.800	07/01/2030	3,257,430

4,000,000	PA HEFA (Elizabethtown College)[1]	5.000	12/15/2027	4,220,880

1,300,000	PA HEFA (Gwynedd Mercy College)	5.375	05/01/2042	1,402,388

750,000	PA HEFA (Indiana University Foundation)	5.000	07/01/2041	797,790

2,650,000	PA HEFA (La Salle University)[1]	5.000	05/01/2029	2,924,301

1,490,000	PA HEFA (Marywood University)[1]	5.125	06/01/2029	1,511,977

50,000	PA HEFA (Pennsylvania State University)[1]	5.000	03/01/2022	50,200

250,000	PA HEFA (Philadelphia University)[1]	5.000	06/01/2035	255,062

1,400,000	PA HEFA (Shippensburg University Student Services)	5.000	10/01/2035	1,459,038

7,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	7,808,570
3,000,000	PA HEFA (Shippensburg University)[1]	6.000	10/01/2031	3,319,080

2,250,000	PA HEFA (St. Francis University)[1]	6.250	11/01/2041	2,508,480

1,750,000	PA HEFA (St. Francis University)[1]	6.000	11/01/2031	1,935,867

4  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Pennsylvania (Continued)

$100,000	PA HEFA (Student Association)[1]	6.750%		09/01/2023	$100,124

4,515,000	PA HEFA (University of Pennsylvania Health System)[1]	5.750		08/15/2041	5,310,182

60,000	PA HEFA (University of the Arts)[1]	5.500		03/15/2020	60,113

3,050,000	PA HEFA (University of the Arts)[1]	5.625		03/15/2025	3,053,538

1,685,000	PA HEFA (University of the Arts)[1]	5.750		03/15/2030	1,686,769

1,000,000	PA HEFA (Ursinus College)	5.000		01/01/2029	1,101,960

1,000,000	PA HEFA (Widener University)[1]	5.000		07/15/2038	1,084,330

650,000	PA HEFA (Widener University)[1]	5.000		07/15/2026	672,132

5,000,000	PA Public School Building Authority (Harrisburg Area Community College)[1]	5.000		10/01/2031	5,420,100

4,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2028	4,501,440

3,500,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2027	3,965,430

3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2029	3,365,520

4,540,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2032	5,058,196

2,250,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2031	2,514,668

1,120,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2020	1,142,770

900,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2027	909,522

2,310,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2028	2,332,222

24,615,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[2]	6.000		06/01/2029	28,252,112

4,000,000	PA Turnpike Commission[1]	0.000	[8]	12/01/2034	4,299,040

5,000,000	PA Turnpike Commission[1]	0.000	[8]	12/01/2038	5,360,050

2,000,000	PA Turnpike Commission[1]	5.250		12/01/2032	2,024,060

2,000,000	PA Turnpike Commission[1]	5.000		12/01/2032	2,275,760

5,000,000	PA Turnpike Commission[1]	0.000	[8]	12/01/2034	5,264,200

1,835,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.500		01/01/2041	2,122,434

2,000,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	5.625		01/01/2032	2,276,740

2,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125		03/15/2043	2,685,000

786,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)[4]	5.600		11/15/2028	738,832

1,150,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)[4]	5.500		11/15/2018	1,080,989

2,355,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	5.000		04/01/2033	2,328,365

25,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.750		04/01/2023	25,174

2,000,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)	5.000		04/01/2039	1,994,320

185,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.875		04/01/2034	186,241
500,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	6.250		04/01/2042	531,310

5  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Pennsylvania (Continued)

$450,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	5.875%	04/01/2032	$473,418

500,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	6.375	11/15/2040	534,505

1,000,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	5.750	11/15/2030	1,042,360

4,000,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.625	06/15/2042	4,212,000

2,040,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.375	06/15/2030	2,165,644

2,115,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)[1]	7.150	12/15/2036	2,328,911

1,000,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)[1]	7.625	12/15/2041	1,126,720

1,500,000	Philadelphia, PA Authority for Industrial Devel. (New Foundation Charter School)	6.625	12/15/2041	1,647,585

1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)[1]	6.250	05/01/2033	1,660,648

1,580,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.125	01/01/2021	1,500,889

285,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.000	01/01/2015	284,903

2,000,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.750	06/15/2033	2,187,620

3,090,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	7.000	06/15/2043	3,404,593

2,055,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Arbor House)[1]	6.100	07/01/2033	2,072,694

540,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (GIH/PPAM)[1]	5.125	07/01/2016	549,844

1,810,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Miriam and Robert M. Rieder House)[1]	6.100	07/01/2033	1,825,584

3,000,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)[1]	5.625	07/01/2035	3,048,270

1,700,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Robert Saligman House)[1]	6.100	07/01/2033	1,714,637

10,000	Philadelphia, PA Gas Works[1]	5.000	09/01/2033	10,035

10,000	Philadelphia, PA Gas Works[1]	5.000	08/01/2032	10,031

6,260,000	Philadelphia, PA GO1	6.500	08/01/2041	7,439,822

1,110,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250	01/01/2021	1,117,026

3,650,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625	07/01/2036	3,869,803

250,000	Philadelphia, PA Hsg. Authority[1]	5.000	12/01/2021	253,310

1,000,000	Philadelphia, PA Municipal Authority[1]	6.500	04/01/2034	1,162,170

50,000	Philadelphia, PA Parking Authority[1]	5.125	02/15/2018	50,205

10,000	Philadelphia, PA Parking Authority, Series A1	5.000	02/15/2015	10,040

20,000	Philadelphia, PA Parking Authority, Series A	5.250	02/15/2029	20,070
5,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.500	07/01/2035	5,004

6  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Pennsylvania (Continued)

$1,500,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625%		07/01/2028	$1,501,455

1,000,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625		07/01/2023	1,001,190

120,000	Philadelphia, PA Redevel. Authority (Multifamily Hsg.)[1]	5.450		02/01/2023	121,648

25,000	Philadelphia, PA Redevel. Authority (Neighborhood Transformation)[1]	5.000		04/15/2027	25,222

2,385,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.000		10/01/2023	2,388,888

4,100,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.250		10/01/2032	4,106,273

25,000	Philadelphia, PA Redevel. Authority (Philadelphia Corp. for Aging)[1]	5.250		07/01/2031	25,069

3,340,000	Philadelphia, PA School District[1]	6.000		09/01/2038	3,787,961

45,000	Philadelphia, PA School District[1]	6.000		09/01/2038	53,661

2,850,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)[1]	6.130		01/20/2043	3,007,890

2,895,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.875		06/01/2052	3,089,602

900,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.625		06/01/2042	952,830

55,000	Schuylkill County, PA IDA (Ascension Health Credit Group)	5.000		11/01/2028	55,184

15,000	Schuylkill County, PA IDA (Ascension Health Credit Group)	5.000		11/01/2019	15,059

10,000	Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS Obligated Group)	5.000		11/01/2028	10,034

6,500,000	Scranton, PA Parking Authority[1]	5.250		06/01/2039	5,590,650

2,000,000	South Fork, PA Municipal Authority (Conemaugh Health System)[1]	5.500		07/01/2029	2,445,200

4,300,000	Susquehanna, PA Area Regional Airport Authority[1]	6.500		01/01/2038	4,681,238

7,300,000	Washington County, PA Redevel. Authority (Victory Centre)[1]	5.450		07/01/2035	7,449,723

550,000	Washington, PA Township Municipal Authority[1]	5.875		12/15/2023	553,878

5,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2027	5,333,300

10,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2037	10,194,400

					623,751,589

U.S. Possessions—36.7%
2,000,000	Guam GO1	7.000		11/15/2039	2,313,760

700,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	800,401

235,000	Guam Power Authority, Series A	5.000		10/01/2024	278,997

185,000	Guam Power Authority, Series A	5.000		10/01/2023	219,599

420,000	Guam Power Authority, Series A	5.000		10/01/2030	483,743

38,902,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.250	[3]	06/01/2057	750,420

1,500,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.625		06/01/2047	1,145,535

3,230,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250		06/01/2032	3,043,758

465,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	468,808

855,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	830,487

1,460,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	1,288,888

7  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

U.S. Possessions (Continued)

$2,260,000	Northern Mariana Islands Ports Authority, Series A1	5.500%		03/15/2031	$2,027,830

1,075,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	1,067,367

4,500,000	Puerto Rico Aqueduct & Sewer Authority	6.125		07/01/2024	3,468,105

810,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	576,590

1,460,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	1,039,228

1,005,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	717,067

5,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125		07/01/2037	3,431,200

69,645,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	66,158,571

429,890,000	Puerto Rico Children’s Trust Fund (TASC)	5.626	[3]	05/15/2050	31,824,757

136,000,000	Puerto Rico Children’s Trust Fund (TASC)	6.303	[3]	05/15/2055	3,258,560

1,817,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[3]	05/15/2057	27,709,250

52,750,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	48,659,765

3,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	2,149,890

5,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	3,739,900

7,360,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	5,182,102

9,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	6,539,490

15,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	15,246

2,000,000	Puerto Rico Commonwealth GO1	5.000		07/01/2020	1,643,720

4,500,000	Puerto Rico Commonwealth GO1	8.000		07/01/2035	3,944,700

790,000	Puerto Rico Commonwealth GO1	6.000		07/01/2028	599,507

2,500,000	Puerto Rico Commonwealth GO1	5.375		07/01/2033	1,760,475

3,000,000	Puerto Rico Commonwealth GO1	5.125		07/01/2028	2,180,430

3,000,000	Puerto Rico Electric Power Authority, Series A6	6.750		07/01/2036	1,524,810

3,325,000	Puerto Rico Electric Power Authority, Series A6	5.000		07/01/2042	1,690,763

4,920,000	Puerto Rico Electric Power Authority, Series A6	5.000		07/01/2029	2,501,131

1,760,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2030	894,696

5,540,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2027	2,815,982

1,510,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2025	767,458

1,435,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2024	729,253

3,505,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2031	1,781,802

3,000,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.250		07/01/2027	1,524,900

6,000,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2025	5,840,040

1,450,000	Puerto Rico Electric Power Authority, Series TT6	5.000		07/01/2032	737,238

1,670,000	Puerto Rico Electric Power Authority, Series WW6	5.000		07/01/2028	848,911

2,445,000	Puerto Rico Electric Power Authority, Series XX6	5.250		07/01/2040	1,243,160

725,000	Puerto Rico Electric Power Authority, Series ZZ6	5.000		07/01/2022	368,409

1,000,000	Puerto Rico Highway & Transportation Authority[1]	5.300		07/01/2035	721,740

10,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2038	5,322

325,000	Puerto Rico Highway & Transportation Authority, Series H1	5.000		07/01/2028	173,322

700,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	503,426

270,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	153,463

1,750,000	Puerto Rico Infrastructure	6.400	[3]	07/01/2043	216,772

1,400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	838,810

185,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	147,612

200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	173,154

1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	975,038

125,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	103,254

8  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

U.S. Possessions (Continued)

$440,000	Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)	5.750%		06/01/2019	$189,200

1,500,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	1,107,375

1,265,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2019	1,057,287

3,000,000	Puerto Rico Public Buildings Authority[1]	5.750	[7]	07/01/2034	2,562,450

1,000,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	747,500

115,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2023	90,633

2,070,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2041	1,454,423

1,015,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	699,629

5,725,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	2,929,311

7,385,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500		08/01/2037	5,537,938

30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[3]	08/01/2034	5,215,200

950,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500		08/01/2042	698,212

3,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.375		08/01/2039	2,209,890

5,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750		08/01/2037	3,837,650

5,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.375		08/01/2039	4,115,550

3,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	2,426,130

5,500,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	4,331,305

18,015,000	Puerto Rico Sales Tax Financing Corp., Series C	5.714	[3]	08/01/2038	2,560,292

22,130,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.750		08/01/2057	18,009,173

2,170,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2042	1,692,643

2,195,000	V.I. Tobacco Settlement Financing Corp.	6.500	[3]	05/15/2035	279,511

4,150,000	V.I. Tobacco Settlement Financing Corp.	6.875	[3]	05/15/2035	498,415

17,450,000	V.I. Tobacco Settlement Financing Corp.	6.250	[3]	05/15/2035	2,402,865

7,000,000	V.I. Tobacco Settlement Financing Corp.	7.625	[3]	05/15/2035	683,340

2,235,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2031	2,149,556

30,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2021	29,695

					324,113,785

Total Investments, at Value (Cost $1,045,037,363)—107.4%					947,865,374

Net Other Assets (Liabilities)—(7.4)					(64,944,318)

Net Assets—100.0%					$882,921,056

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

5. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

6. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:

ARC	Assoc. of Retarded Citizens
BSVHS	Baptist/St. Vincent’s Health System
CCMC	Crozer-Chester Medical Center
CKHS	Crozer-Keystone Health System
DCMH	Delaware County Memorial Hospital
DOCNHS	Daughters of Charity National Health Systems
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDFA	Economic Devel. Finance Authority
GIH	Germantown Interfaith Housing
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HECR	Hospital Episcopal Cristo Redentor
HEFA	Higher Education Facilities Authority
HESL	Hospital Episcopal San Lucas
IDA	Industrial Devel. Agency
IEP	Iglesia Episcopal Puertorriquena
IRSch	Iron Range School
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
KC	Kidspeace Corporation
KCH	Kidspeace Childrens Hospital
KMAKNC	Kidspeace Mesabi Academy
KNCONM	Kidspeace National Centers of North America
KNCONY	Kidspeace National Centers of New York
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MHH	Mercy Haverford Foundation
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
PPAM	Philadelphia Presbytery Apartments of Morrisville
RITES	Residual Interest Tax Exempt Security
ROLs	Reset Option Longs
RR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
TASC	Tobacco Settlement Asset-Backed Bonds
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands
WMHS	Western Maryland Health Systems

10  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

Oppenheimer Rochester Pennsylvania Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying

11  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference

12  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2014, the Fund’s maximum exposure under such agreements is estimated at $56,610,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the

13  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2014, municipal bond holdings with a value of $129,003,656 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $78,555,000 in short-term floating rate securities issued and outstanding at that date.

At October 31, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 3,250,000	Berks County, PA Municipal Authority ROLs[3]	17.099%	11/1/31	$5,291,780
7,980,000	Chester County, PA IDA (Water Facilities Authority)[3]	11.634	2/1/41	8,803,775
6,240,000	Delaware County, PA IDA ROLs[3]	6.21	11/1/38	6,807,466
6,970,000	Montgomery County, PA IDA RITES	12.774	8/1/38	9,662,162
8,000,000	PA Commonwealth Financing Authority DRIVERS	7.88	6/1/32	10,091,360
6,155,000	PA Southcentral General Authority (Hanover Hospital) ROLs[3]	18.833	6/1/29	9,792,113

				$50,448,656

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $78,555,000 as of October 31, 2014.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2014 is as follows:

14  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Cost	$39,737,908
Market Value	$1,767,145
Market value as % of Net Assets	0.20%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of October 31, 2014, securities with an aggregate market value of $17,428,513, representing 1.97% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued

15  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or

16  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$623,751,589	$—	$623,751,589
U.S. Possessions	—	324,113,785	—	324,113,785

Total Assets	$—	$947,865,374	$—	$947,865,374

17  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$968,620,148[1]

Gross unrealized appreciation	$52,962,423
Gross unrealized depreciation	(151,172,712)

Net unrealized depreciation	$(98,210,289)

1. The Federal tax cost of securities does not include cost of $77,455,515, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

18  OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

Principal Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—112.5%
Alabama—3.6%
$6,215,000	AL Space Science Exhibit Finance Authority	6.000%		10/01/2025	$6,354,651

50,050,000	Jefferson County, AL Sewer	0.000	[10]	10/01/2050	29,639,110

30,000,000	Jefferson County, AL Sewer	7.000		10/01/2051	35,310,300

10,000,000	Jefferson County, AL Sewer	0.000	[10]	10/01/2046	5,976,500

21,895,000	Jefferson County, AL Sewer	0.000	[10]	10/01/2039	13,210,348

20,045,000	Jefferson County, AL Sewer	0.000	[10]	10/01/2046	13,346,963

11,500,000	Jefferson County, AL Sewer	5.500		10/01/2053	12,710,720

59,250,000	Jefferson County, AL Sewer	6.500		10/01/2053	66,497,460

17,500,000	Jefferson County, AL Sewer	0.000	[10]	10/01/2050	11,525,150

					194,571,202

Alaska—0.3%
2,250,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[1]	6.120		08/01/2031	766,372

1,650,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[2]	5.875		12/01/2027	742,318

500,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[2]	6.000		12/01/2036	224,945

31,850,000	AK Northern Tobacco Securitization Corp. (TASC)	6.125	[3]	06/01/2046	889,889

20,860,000	AK Northern Tobacco Securitization Corp. (TASC)	6.375	[3]	06/01/2046	659,802

10,350,000	Koyukuk, AK (Tanana Chiefs Conference Health Care Facility)	7.750		10/01/2041	11,495,642

					14,778,968

Arizona—1.8%
4,510,000	Buckeye, AZ Watson Road Community Facilities District	6.000		07/01/2030	4,630,282

7,948,000	East San Luis, AZ Community Facilities District Special Assessment (Area One)[2]	6.375		01/01/2028	5,362,118

4,275,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)[2]	8.500		01/01/2028	773,989

335,000	Estrella Mountain Ranch, AZ Community Facilities District	6.125		07/15/2027	356,986

500,000	Estrella Mountain Ranch, AZ Community Facilities District	6.200		07/15/2032	530,860

305,000	Estrella Mountain Ranch, AZ Community Facilities District	5.450		07/15/2021	309,734

810,000	Estrella Mountain Ranch, AZ Community Facilities District	5.625		07/15/2025	820,862

900,000	Estrella Mountain Ranch, AZ Community Facilities District	5.800		07/15/2030	910,620

1,015,000	Estrella Mountain Ranch, AZ Community Facilities District	5.900		07/15/2022	1,089,491

1,234,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)	6.375		07/01/2022	1,271,279

4,045,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)	6.750		07/01/2032	4,120,803

581,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)	6.000		07/01/2017	615,064

1  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Arizona (Continued)

$1,000,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)	6.750%	10/01/2031	$1,000,820

13,180,000	La Paz County, AZ IDA (Imperial Regional Detention Facility)	7.800	10/01/2039	13,707,200

1,870,000	Maricopa County, AZ IDA (Immanuel Campus Care)[2]	8.500	04/20/2041	747,813

329,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien	5.250	07/01/2024	332,267

698,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien	5.300	07/01/2030	702,705

286,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien	5.250	07/01/2024	291,368

1,125,000	Palm Valley, AZ Community Facility District No. 3	5.300	07/15/2031	1,136,104

350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)	5.350	07/15/2031	352,597

420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)	5.300	07/15/2025	425,993

1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	1,664,289

1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.875	11/01/2037	1,031,645

1,305,000	Pima County, AZ IDA (Christian Senior Living)	5.050	01/01/2037	1,326,180

1,250,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.250	06/01/2026	1,257,662

3,700,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.375	06/01/2036	3,724,309

3,000,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)	8.125	07/01/2041	3,018,720

5,730,000	Pima County, AZ IDA (P.L.C. Charter Schools)	7.500	04/01/2041	6,223,754

1,500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	1,516,785

250,000	Pima County, AZ IDA (Paradise Education Center)	5.875	06/01/2022	256,610

550,000	Pima County, AZ IDA (Paradise Education Center)	6.000	06/01/2036	558,789

1,600,000	Pima County, AZ IDA (Sonoran Science Academy)	5.670	12/01/2027	1,583,904

1,960,000	Pima County, AZ IDA (Sonoran Science Academy)	5.750	12/01/2037	1,901,455

9,000,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	6.550	12/01/2037	9,192,600

2,215,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	5.600	12/01/2022	2,262,335

11,100,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	5.750	12/01/2032	11,305,461

1,005,000	Pinal County, AZ IDA (San Manuel Facility)	6.250	06/01/2026	1,024,939

1,089,000	Prescott Valley, AZ Southside Community Facilities District No. 1	7.250	07/01/2032	795,830

1,500,000	Quail Creek, AZ Community Facilities District	5.550	07/15/2030	1,515,120

265,000	Show Low Bluff, AZ Community Facilities District	5.600	07/01/2031	258,537

75,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200	07/01/2017	78,080

2  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Arizona (Continued)

$1,000,000	Tartesso West, AZ Community Facilities District	5.900%		07/15/2032	$1,042,720

695,000	Tempe, AZ IDA (Tempe Life Care Village)	6.000		12/01/2032	750,607

1,550,000	Tempe, AZ IDA (Tempe Life Care Village)	6.250		12/01/2042	1,670,048

155,000	Tucson, AZ IDA (Joint Single Family Mtg.)	5.000		01/01/2039	157,024

1,800,000	Verrado, AZ Community Facilities District No. 1	6.000		07/15/2027	2,082,870

610,000	Verrado, AZ Community Facilities District No. 1	6.000		07/15/2033	688,562

675,000	Verrado, AZ Community Facilities District No. 1	5.700		07/15/2029	758,990

					97,136,780

Arkansas—0.1%
6,075,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[2]	6.250		02/01/2038	3,387,298

California—13.9%
2,500,000	Adelanto, CA Public Utility Authority	6.750		07/01/2039	2,957,225

750,000	Alhambra, CA (Atherton Baptist Homes)	7.625		01/01/2040	804,225

4,070,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.250		09/01/2040	4,222,096

1,095,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.000		09/01/2030	1,136,730

380,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.000		09/01/2028	394,603

100,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.750		05/01/2034	100,677

220,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	6.200		05/01/2031	220,343

5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)	7.375		09/01/2039	6,067,435

127,310,000	CA County Tobacco Securitization Agency	5.309	[3]	06/01/2046	4,411,291

107,400,000	CA County Tobacco Securitization Agency	5.503	[3]	06/01/2050	2,192,034

246,760,000	CA County Tobacco Securitization Agency	6.343	[3]	06/01/2055	1,880,311

33,920,000	CA County Tobacco Securitization Agency	6.650	[3]	06/01/2046	1,044,397

8,770,000	CA County Tobacco Securitization Agency	8.150	[3]	06/01/2033	2,309,755

215,100,000	CA County Tobacco Securitization Agency	7.000	[3]	06/01/2055	2,520,972

15,015,000	CA County Tobacco Securitization Agency (TASC)	1.456		06/01/2036	13,026,564

19,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	13,112,090

57,000,000	CA County Tobacco Securitization Agency (TASC)	6.400	[3]	06/01/2046	2,926,950

58,530,000	CA County Tobacco Securitization Agency (TASC)	5.700		06/01/2046	48,403,725

36,000,000	CA County Tobacco Securitization Agency (TASC)	5.650		06/01/2041	30,443,040

5,000,000	CA County Tobacco Securitization Agency (TASC)	6.125		06/01/2038	4,999,550

2,630,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2035	2,627,344

1,290,000	CA County Tobacco Securitization Agency (TASC)	5.500		06/01/2033	1,271,050

3  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

California (Continued)

$7,285,000	CA County Tobacco Securitization Agency (TASC)	5.875%		06/01/2043	$7,284,417

520,920,000	CA County Tobacco Securitization Agency (TASC)	5.563	[3]	06/01/2050	30,411,310

10,000,000	CA County Tobacco Securitization Agency (TASC)	5.450		06/01/2028	9,319,300

4,625,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	4,624,491

255,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2045	200,489

9,125,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	10,584,452

3,985,000	CA GO4	5.050		12/01/2036	4,048,906

133,715,000	CA Golden State Tobacco Securitization Corp. (TASC)[4]	5.750		06/01/2047	109,320,850

54,315,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.750		06/01/2047	44,406,315

7,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.300		06/01/2037	5,566,260

340,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.046	[3]	06/01/2047	10,723,600

22,400,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2033	18,403,840

30,420,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[4]	5.750		07/01/2039	35,455,727

11,095,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center Obligated Group)[4]	5.000		11/15/2042	11,877,273

1,835,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)	6.250		07/15/2050	2,047,089

10,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium)[4]	5.000		05/15/2040	10,930,800

750,000	CA Municipal Finance Authority (Harbor Regional Center)	8.500		11/01/2039	934,680

380,000	CA Public Works	6.625		11/01/2034	381,775

43,890,000	CA Silicon Valley Tobacco Securitization Authority	8.435	[3]	06/01/2056	423,539

25,800,000	CA Silicon Valley Tobacco Securitization Authority	8.590	[3]	06/01/2041	3,210,552

70,785,000	CA Silicon Valley Tobacco Securitization Authority	8.994	[3]	06/01/2036	13,297,670

13,505,000	CA Silicon Valley Tobacco Securitization Authority	9.002	[3]	06/01/2047	964,797

160,600,000	CA Silicon Valley Tobacco Securitization Authority	8.147	[3]	06/01/2056	1,288,012

1,730,000	CA Statewide CDA (Albert Einstein Academy)	6.250		11/01/2042	1,781,502

1,145,000	CA Statewide CDA (Albert Einstein Academy)	6.000		11/01/2032	1,175,697

10,000	CA Statewide CDA (Escrow Term)	6.750		09/01/2037	10,018

2,019,578	CA Statewide CDA (Microgy Holdings)[2]	9.000		12/01/2038	20

200,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.600		09/01/2020	206,218

4  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

California (Continued)

$555,300,000	CA Statewide Financing Authority Tobacco Settlement	5.956%[3]		06/01/2055	$5,491,917

4,515,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2037	4,514,639

100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2043	99,621

965,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2043	964,923

2,500,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)	7.250		08/01/2033	3,177,125

10,465,000	Cerritos, CA Community College District[4]	5.250		08/01/2033	12,057,640

165,000	Chino, CA Community Facilities District Special Tax	5.000		09/01/2026	167,533

3,755,000	Compton, CA Public Finance Authority	5.000		09/01/2022	3,900,018

1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1	6.625		09/01/2039	1,649,765

820,000	Elsinore Valley, CA Municipal Water District Community Facilities District No. 2004-1	6.625		09/01/2040	850,947

100,000	Fort Bragg, CA Redevel. Agency Tax Allocation	5.300		05/01/2024	100,157

377,795,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.708	[3]	06/01/2057	3,981,959

1,000,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[3]	06/01/2057	10,020,000

80,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[3]	06/01/2047	3,728,000

400,000	Jurupa, CA Public Financing Authority	6.000		09/01/2028	416,856

310,000	Jurupa, CA Public Financing Authority	6.000		09/01/2030	322,921

500,000	Jurupa, CA Public Financing Authority	6.000		09/01/2032	520,680

350,000	Jurupa, CA Public Financing Authority	6.000		09/01/2031	364,535

350,000	Jurupa, CA Public Financing Authority	6.000		09/01/2029	364,686

1,280,000	Lathrop, CA Special Tax Community Facilities District No. 03-2	7.000		09/01/2033	1,294,989

3,250,000	Los Alamitos, CA Unified School District COP	0.000	[10]	08/01/2042	2,367,462

1,625,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)	5.750		09/01/2040	1,682,232

31,940,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[4]	5.375		05/15/2030	35,658,455

5,000,000	Los Angeles, CA Dept. of Water & Power[4]	5.000		07/01/2034	5,621,200

10,625,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)	9.250		08/01/2024	10,684,394

26,875,000	Los Angeles, CA Unified School District[4]	5.000		07/01/2030	27,740,349

200,000	Maywood, CA Public Financing Authority	7.000		09/01/2038	200,958

25,000,000	Northern CA Tobacco Securitization Authority (TASC)	5.375		06/01/2038	20,639,000

115,975,000	Northern CA Tobacco Securitization Authority (TASC)	6.375	[3]	06/01/2045	3,233,383

14,440,000	Paramount, CA Unified School District	0.000	[10]	08/01/2045	11,150,568

21,711,000	River Rock, CA Entertainment Authority[1]	8.000		11/01/2018	2,409,921

1,750,000	Riverside County, CA Redevel. Agency	7.125		10/01/2042	2,195,952

5  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

California (Continued)

$100,000	Sacramento County, CA Special Tax Community Facilities District No. 2004-1 (McClellan Park)	6.000%		09/01/2031	$99,885

325,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)	5.625		09/01/2034	336,537

2,000,000	San Buenaventura, CA Community Memorial Health Systems	8.000		12/01/2031	2,525,800

750,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.750		08/01/2041	924,300

1,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	7.000		08/01/2041	1,225,400

5,000,000	San Joaquin Hills, CA Transportation Corridor	6.250	[3]	01/15/2031	2,606,700

6,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.750		06/01/2026	6,909,300

78,990,000	Silicon Valley CA Tobacco Securitization Authority	8.865	[3]	06/01/2047	5,643,046

143,080,000	Southern CA Tobacco Securitization Authority	7.100	[3]	06/01/2046	2,971,772

195,570,000	Southern CA Tobacco Securitization Authority	6.383	[3]	06/01/2046	5,071,130

23,690,000	Southern CA Tobacco Securitization Authority	5.125		06/01/2046	17,828,620

41,325,000	Southern CA Tobacco Securitization Authority	6.400	[3]	06/01/2046	924,854

1,000,000	Southern CA Tobacco Securitization Authority (TASC)	5.000		06/01/2037	803,490

12,115,000	Stockton, CA Unified School District	5.920	[3]	08/01/2038	4,818,014

14,735,000	Stockton, CA Unified School District	5.950	[3]	08/01/2041	5,094,774

6,245,000	Stockton, CA Unified School District	6.000	[3]	08/01/2037	2,584,806

17,145,000	Stockton, CA Unified School District	5.950	[3]	08/01/2043	5,462,054

1,335,000	Susanville, CA Public Financing Authority (Utility Enterprises)	5.875		06/01/2035	1,507,909

1,425,000	Susanville, CA Public Financing Authority (Utility Enterprises)	6.000		06/01/2045	1,616,677

4,615,000	Tustin, CA Community Facilities District Special Tax (Legacy/Columbus)	6.000		09/01/2036	4,905,607

200,000	Upland, CA Community Facilities District (San Antonio)	6.100		09/01/2034	205,252

3,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.500		09/01/2042	4,462,640

7,000,000	West Sacramento, CA Special Tax Community Facilities District No. 27	7.000		09/01/2040	7,449,610

					749,502,968

Colorado—4.1%
960,000	CO Andonea Metropolitan District No. 2[1]	6.125		12/01/2025	540,806

2,380,000	CO Andonea Metropolitan District No. 3[1]	6.250		12/01/2035	1,331,896

14,000,000	CO Arista Metropolitan District	9.250		12/01/2037	7,755,020

3,000,000	CO Beacon Point Metropolitan District	6.125		12/01/2025	3,021,780

3,500,000	CO Beacon Point Metropolitan District	6.250		12/01/2035	3,519,740

5,335,000	CO Central Marksheffel Metropolitan District	7.250		12/01/2029	5,366,316

1,000,000	CO Confluence Metropolitan District	5.400		12/01/2027	850,530

1,025,000	CO Country Club Highlands Metropolitan District[1]	7.250		12/01/2037	415,279

6  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Colorado (Continued)

$1,500,000	CO Crystal Crossing Metropolitan District[1]	6.000%		12/01/2036	$916,620

1,237,000	CO Elbert and Highway 86 Metropolitan District	5.750		12/01/2036	883,564

4,475,000	CO Elbert and Highway 86 Metropolitan District[1]	7.500		12/01/2032	1,993,389

2,303,000	CO Elkhorn Ranch Metropolitan District	6.375		12/01/2035	1,684,161

1,795,000	CO Fossil Ridge Metropolitan District No. 1	7.250		12/01/2040	1,894,910

14,350,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System)[4]	5.000		01/01/2044	16,126,530

1,030,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)	5.300		07/01/2037	957,818

5,080,000	CO High Plains Metropolitan District[1]	6.125		12/01/2025	2,859,888

10,875,000	CO High Plains Metropolitan District[1]	6.250		12/01/2035	6,088,477

480,000	CO Horse Creek Metropolitan District	5.750		12/01/2036	406,368

500,000	CO Huntington Trails Metropolitan District	6.250		12/01/2036	502,385

1,700,000	CO Huntington Trails Metropolitan District	8.250		12/01/2037	1,751,255

2,500,000	CO International Center Metropolitan District No. 3	6.500		12/01/2035	2,175,400

1,089,000	CO Liberty Ranch Metropolitan District	6.250		12/01/2036	968,785

1,875,000	CO Madre Metropolitan District No. 2	5.500		12/01/2036	1,438,031

10,060,000	CO Murphy Creek Metropolitan District No. 3[1]	6.125		12/01/2035	4,912,600

3,000,000	CO Murphy Creek Metropolitan District No. 3[1]	6.000		12/01/2026	1,480,290

2,275,000	CO Neu Towne Metropolitan District[1]	7.250		12/01/2034	604,149

1,000,000	CO North Range Metropolitan District No. 2	5.500		12/15/2037	1,013,420

1,290,000	CO North Range Metropolitan District No. 2	5.500		12/15/2018	1,330,712

7,855,000	CO Northwest Metropolitan District No. 3	6.250		12/01/2035	7,438,842

4,500,000	CO Northwest Metropolitan District No. 3	6.125		12/01/2025	4,395,555

12,585,000	CO Park Valley Water and Sanitation Metropolitan District	6.000	[3]	12/15/2017	5,159,850

1,590,000	CO Potomac Farms Metropolitan District	7.250		12/01/2037	1,356,397

307,000	CO Potomac Farms Metropolitan District	7.625		12/01/2023	295,110

935,000	CO Prairie Center Metropolitan District No. 3	5.400		12/15/2031	967,314

2,253,000	CO Regency Metropolitan District[1]	5.750		12/01/2036	1,936,318

1,750,000	CO Serenity Ridge Metropolitan District No. 2[1]	7.500		12/01/2034	1,760,832

500,000	CO Silver Peaks Metropolitan District	5.750		12/01/2036	336,245

1,720,000	CO Sorrell Ranch Metropolitan District[2]	6.750		12/15/2036	874,861

5,027,000	CO Sorrell Ranch Metropolitan District	5.750		12/01/2036	4,221,725

1,280,000	CO Stoneridge Metropolitan District	5.625		12/01/2036	1,300,634

8,000,000	CO Talon Pointe Metropolitan District[2]	8.000		12/01/2039	803,600

655,000	CO Todd Creek Farms Metropolitan District No. 1[2]	6.125		12/01/2019	321,179

4,390,000	CO Traditions Metropolitan District No. 2 CAB	0.000	[10]	12/15/2037	4,351,588

500,000	CO Wheatlands Metropolitan District	6.000		12/01/2025	502,360

4,000,000	CO Wheatlands Metropolitan District No. 2	8.250		12/15/2035	4,031,160

892,000	CO Wyndham Hill Metropolitan District	6.375		12/01/2035	867,283

500,000	CO Wyndham Hill Metropolitan District	6.250		12/01/2025	492,445

17,610,000	Colorado Springs, CO Urban Renewal (University Village Colorado)	7.000		12/01/2029	12,541,666

3,415,000	Cundall Farms, CO Metropolitan District	6.875		12/01/2044	3,438,632

31,350,000	Denver, CO City & County Airport Special Facilities (United Air Lines)	5.750		10/01/2032	32,564,812

7  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Colorado (Continued)

$35,375,000	Denver, CO City & County Airport Special Facilities (United Air Lines)	5.250%		10/01/2032	$36,266,096

1,700,000	Denver, CO International Business Center Metropolitan District No. 1	5.375		12/01/2035	1,805,723

950,000	Denver, CO International Business Center Metropolitan District No. 1	5.000		12/01/2030	1,010,572

2,065,000	Hawthorn, CO Metropolitan District No. 2	6.375		12/01/2044	2,079,496

745,000	Tabernash Meadows, CO Water & Sanitation District	7.125		12/01/2034	826,943

295,000	Tallyns Reach CO Metropolitan District No. 3	5.000		12/01/2033	302,189

685,000	Tallyns Reach CO Metropolitan District No. 3	5.125		11/01/2038	702,358

5,522,763	Woodmen Heights, CO Metropolitan District No. 1	6.000		12/01/2041	5,294,618

20,183,519	Woodmen Heights, CO Metropolitan District No. 1	0.000	[10]	12/15/2041	10,125,264

					221,161,786

Connecticut—0.0%
470,000	Georgetown, CT Special Taxing District[2]	5.125		10/01/2036	186,581

10,404,447	Mashantucket Western Pequot Tribe CT	4.000		07/01/2031	2,084,635

					2,271,216

Delaware—0.1%
1,300,000	Bridgeville, DE Special Obligation (Heritage Shores)	5.450		07/01/2035	1,304,160

7,539,000	Millsboro, DE Special Obligation (Plantation Lakes)	5.450		07/01/2036	5,763,113

					7,067,273

District of Columbia—1.9%
10,000,000	District of Columbia (Howard University)	6.250		10/01/2032	11,496,600

25,610,000	District of Columbia (Howard University)	6.500		10/01/2041	29,679,429

5,000,000	District of Columbia (National Public Radio)[4]	5.000		04/01/2035	5,525,425

3,200,000	District of Columbia Center for Strategic & International Studies	6.375		03/01/2031	3,503,264

2,000,000	District of Columbia Center for Strategic & International Studies	6.625		03/01/2041	2,182,320

35,000	District of Columbia Tobacco Settlement Financing Corp.	6.250		05/15/2024	34,996

32,680,000	District of Columbia Tobacco Settlement Financing Corp.	6.750		05/15/2040	32,676,405

1,375,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	5.913	[3]	06/15/2055	10,812,845

1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.216	[3]	06/15/2055	7,247,850

					103,159,134

Florida—11.2%
300,000	Aberdeen, FL Community Devel. District[2]	5.500		11/01/2011	255,105

1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000		10/01/2046	1,194,380

8  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Florida (Continued)

$1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000%	10/01/2042	$1,195,240

750,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000	10/01/2032	911,227

8,000,000	Alachua County, FL Industrial Devel. Revenue (North Florida Retirement Village)	5.875	11/15/2042	8,152,560

4,770,000	Amelia Concourse, FL Community Devel. District[2]	5.750	05/01/2038	1,856,484

135,000	Arborwood, FL Community Devel. District (Centex Homes)	5.250	05/01/2016	133,739

13,820,000	Arlington Ridge, FL Community Devel. District[1]	5.500	05/01/2036	5,409,810

1,045,000	Avignon Villages, FL Community Devel. District[2]	5.300	05/01/2014	136,425

755,000	Avignon Villages, FL Community Devel. District[2]	5.400	05/01/2037	98,565

14,970,000	Baker, FL Correctional Devel. Corp. (Detention Center)	7.500	02/01/2030	9,765,679

225,000	Bayshore, FL Hsg. Corp.[2]	8.000	12/01/2016	79,299

3,350,000	Baywinds, FL Community Devel. District	7.020	05/01/2022	2,846,495

9,630,000	Baywinds, FL Community Devel. District	5.250	05/01/2037	8,498,282

7,555,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)	6.000	10/01/2042	7,858,258

10,000,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment	7.375	05/01/2034	10,004,200

5,355,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment	7.500	05/01/2034	5,357,785

3,645,000	Boynton Village, FL Community Devel. District Special Assessment	6.000	05/01/2038	3,690,818

300,000	Broward County, FL HFA (Single Family)	5.000	10/01/2039	300,669

5,845,000	Buckeye Park, FL Community Devel. District[2]	7.875	05/01/2038	2,364,010

25,480,000	CFM, FL Community Devel. District, Series A2	6.250	05/01/2035	10,836,389

8,695,000	Chapel Creek, FL Community Devel. District Special Assessment[2]	5.500	05/01/2038	5,176,568

26,530,000	Clearwater Cay, FL Community Devel. District[2]	5.500	05/01/2037	10,009,504

1,690,000	Creekside, FL Community Devel. District[2]	5.200	05/01/2038	762,443

1,255,000	Crosscreek, FL Community Devel. District[2]	5.600	05/01/2039	535,584

2,625,000	Crosscreek, FL Community Devel. District[2]	5.500	05/01/2017	1,119,142

7,200,000	Cypress Creek of Hillsborough County, FL Community Devel. District	5.350	05/01/2037	6,992,856

55,000	Dade County, FL HFA (Golden Lakes Apartments)	6.050	11/01/2039	55,050

55,000	Dade County, FL HFA (Siesta Pointe Apartments)	5.650	09/01/2017	55,163

1,200,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)	8.000	06/01/2022	1,200,144

7,745,000	Deer Run, FL Community Devel. District Special Assessment[2]	7.625	05/01/2039	4,650,485

1,940,000	Durbin Crossing, FL Community Devel. District Special Assessment[2]	5.250	11/01/2015	1,860,964

685,000	FL Capital Trust Agency (American Opportunity)[2]	8.250	06/01/2038	5,514

940,000	FL Capital Trust Agency (American Opportunity)[2]	7.250	06/01/2038	5,076

2,000,000	FL Capital Trust Agency (American Opportunity)[1]	5.875	06/01/2038	1,089,940

3,085,000	FL Capital Trust Agency (American Opportunity)[1]	5.750	06/01/2023	1,681,232

9  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Florida (Continued)

$12,500,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[1]	8.260%		07/15/2038	$5,624,750

6,718,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[1]	7.000		07/15/2032	3,022,966

20,000	FL HFA (Spinnaker Cove Apartments)	6.500		07/01/2036	20,051

95,000	FL HFA (Stoddert Arms Apartments)	6.250		09/01/2026	95,110

5,000	FL HFC (Peacock Run Apartments)	5.300		08/01/2035	5,005

4,755,000	FL HFC (Westchase Apartments)	6.610		07/01/2038	3,616,225

30,000	FL HFC (Westwood Apartments)	5.400		02/01/2039	30,026

3,400,000	FL Lake Ashton II Community Devel. District	5.375		05/01/2036	2,617,830

2,138,132	Forest Creek, FL Community Devel. District	5.450		05/01/2036	1,907,919

1,360,000	Forest Creek, FL Community Devel. District	5.450		05/01/2036	1,363,250

7,660,000	Glades, FL Correctional Devel. Corp. (Glades County Detention)[1]	7.375		03/01/2030	2,469,890

3,130,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District	5.500		05/01/2038	3,017,351

1,900,000	Harbor Bay, FL Community Devel. District	6.750		05/01/2034	1,907,087

16,535,000	Heritage Harbour North, FL Community Devel. District	6.375		05/01/2038	16,581,794

1,910,000	Heritage Plantation, FL Community Devel. District[2]	5.100		11/01/2013	611,296

3,480,000	Heritage Plantation, FL Community Devel. District[1]	5.400		05/01/2037	1,113,774

845,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A2	5.500		05/01/2036	335,752

13,500,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[4]	5.125		11/15/2032	14,491,575

10,000,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[4]	5.250		11/15/2036	10,734,500

4,835,000	Highlands, FL Community Devel. District	5.550		05/01/2036	3,574,129

2,000,000	Hillsborough County, FL IDA (National Gypsum Company)	7.125		04/01/2030	2,014,000

6,900,000	Hillsborough County, FL IDA (Senior Care Group)[2]	6.700		07/01/2021	3,449,241

6,035,000	Hillsborough County, FL IDA (Senior Care Group)[1]	6.750		07/01/2029	3,016,836

5,480,000	Indigo, FL Community Devel. District[1]	5.750		05/01/2036	3,323,894

22,750,000	Jacksonville, FL Port Authority SPEARS	0.150	[5]	11/01/2028	22,750,000

1,045,000	Keys Cove, FL Community Devel. District	5.875		05/01/2035	1,072,421

1,425,000	Lakeside Landings, FL Devel. District[2]	5.500		05/01/2038	622,084

2,000,000	Lakeside Landings, FL Devel. District[2]	5.250		05/01/2013	873,100

8,315,000	Lakewood Ranch, FL Stewardship District	5.500		05/01/2036	8,242,576

15,715,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)	5.400		05/01/2037	15,846,220

3,910,000	Legends Bay, FL Community Devel. District	5.875		05/01/2038	2,872,912

100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)	6.750		09/01/2028	100,010

1,275,000	Liberty County, FL Revenue (Twin Oaks)[2]	8.250		07/01/2028	281,546

1,180,000	Madison County, FL Mtg. (Twin Oaks)	6.000		07/01/2025	736,898

5,360,000	Magnolia Creek, FL Community Devel. District[2]	5.900		05/01/2039	1,852,898

5,000,000	Magnolia Creek, FL Community Devel. District[2]	5.600		05/01/2014	1,727,400

10  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Florida (Continued)

$2,805,000	Magnolia West, FL Community Devel. District Special Assessment[2]	5.350%	05/01/2037	$1,536,467

2,700,000	Main Street, FL Community Devel. District	6.800	05/01/2038	2,733,777

105,000	Miami-Dade County, FL Aviation	5.125	10/01/2035	105,298

10,000,000	Miami-Dade County, FL School Board COP[4]	5.000	02/01/2027	10,887,500

10,000,000	Miami-Dade County, FL School Board COP[4]	5.250	02/01/2027	11,029,700

50,000,000	Miami-Dade County, FL School Board COP[4]	5.375	02/01/2034	55,370,000

16,595,000	Miromar Lakes, FL Community Devel. District	6.875	05/01/2035	16,776,217

12,430,000	Montecito, FL Community Devel. District[2]	5.100	05/01/2013	8,083,851

5,525,000	Montecito, FL Community Devel. District[1]	5.500	05/01/2037	3,593,184

595,000	Moody River, FL Estates Community Devel. District	5.350	05/01/2036	424,479

10,510,000	Nassau County, FL (Nassau Care Centers)	6.900	01/01/2038	10,771,909

6,320,000	Naturewalk, FL Community Devel. District[1]	5.500	05/01/2038	3,145,843

5,305,000	Naturewalk, FL Community Devel. District[1]	5.300	05/01/2016	2,637,328

750,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)	5.500	07/01/2032	763,133

5,000	Orange County, FL HFA (Park Avenue Villas)	5.250	09/01/2031	5,006

3,750,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[2]	7.000	07/01/2036	1,125,113

3,000,000	Palm Beach County, FL Health Facilities Authority (Sinai Residences Boca Raton)	7.500	06/01/2049	3,417,570

12,835,000	Palm Coast Park, FL Community Devel. District Special Assessment	5.700	05/01/2037	9,031,604

6,195,000	Palm Glades, FL Community Devel. District Special Assessment	7.125	05/01/2039	6,380,169

1,565,000	Palm River, FL Community Devel. District[2]	5.375	05/01/2036	617,659

1,850,000	Palm River, FL Community Devel. District[2]	5.150	05/01/2013	729,011

1,495,000	Parkway Center, FL Community Devel. District, Series A	6.300	05/01/2034	1,428,876

5,850,000	Pine Ridge Plantation, FL Community Devel. District	5.400	05/01/2037	5,155,547

2,250,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)	7.125	09/15/2041	2,465,460

4,600,000	Pinellas County, FL Health Facility Authority (St. Mark Village)	5.650	05/01/2037	4,565,270

25,000	Pinellas County, FL HFA (Single Family Hsg.)	5.200	03/01/2037	25,063

1,805,000	Poinciana West, FL Community Devel. District Special Assessment	6.000	05/01/2037	1,815,397

655,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)	5.350	07/01/2027	624,241

10,100,000	Portico, FL Community Devel. District	5.450	05/01/2037	6,964,455

3,005,000	Portofino Cove, FL Community Devel. District Special Assessment[2]	5.500	05/01/2038	1,180,274

5,905,000	Portofino Isles, FL Community Devel. District (Portofino Court)[2]	5.600	05/01/2036	1,722,961

1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.200	05/01/2017	392,430

1,955,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.400	05/01/2038	767,826

2,470,000	Portofino Vista, FL Community Devel. District[2]	5.000	05/01/2013	968,635

11  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Florida (Continued)

$2,740,000	Quarry, FL Community Devel. District	5.500%		05/01/2036	$2,739,753

435,000	Renaissance Commons, FL Community Devel. District, Series A	5.600		05/01/2036	379,116

6,930,000	Reunion East, FL Community Devel. District	7.375		05/01/2033	7,040,048

7,200,000	Reunion East, FL Community Devel. District[1]	5.800		05/01/2036	4,680,144

3,070,000	Reunion East, FL Community Devel. District[1]	7.375		05/01/2033	1,995,561

4,910,000	Ridgewood Trails, FL Community Devel. District	5.650		05/01/2038	2,433,151

8,390,000	River Bend, FL Community Devel. District	5.450		05/01/2035	7,221,776

5,150,000	River Bend, FL Community Devel. District[2]	7.125		11/01/2015	662,548

7,890,000	River Glen, FL Community Devel. District Special Assessment[2]	5.450		05/01/2038	3,147,005

200,000	Santa Rosa Bay, FL Bridge Authority	6.250		07/01/2028	120,000

1,895,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)	6.500		07/01/2040	2,065,758

4,185,000	Seminole County, FL IDA (Progressive Health)	7.500		03/01/2035	4,243,046

14,600,000	South Bay, FL Community Devel. District[2]	5.375		05/01/2013	5,115,110

7,150,000	South Bay, FL Community Devel. District[2]	5.125		11/01/2009	2,755,324

16,775,000	South Bay, FL Community Devel. District[2]	5.950		05/01/2036	6,469,111

4,000,000	South Fork East, FL Community Devel. District	0.000	[10]	05/01/2038	2,706,640

1,005,000	South Fork, FL Community Devel. District Special Assessment	6.150		05/01/2033	1,012,980

2,325,000	St. Johns County, FL IDA (Glenmoor)	1.344	[5]	01/01/2049	895,404

860,333	St. Johns County, FL IDA (Glenmoor)[1]	2.500		01/01/2049	9

3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)	6.000		08/01/2045	3,942,225

3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)	5.875		08/01/2040	3,923,535

1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250		10/01/2041	863,630

2,625,000	St. John’s Forest, FL Community Devel. District, Series A	6.125		05/01/2034	2,626,733

1,000,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)	8.375		07/01/2036	1,036,560

980,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)	8.750		07/01/2046	1,017,661

19,075,000	Tern Bay, FL Community Devel. District[2]	5.375		05/01/2037	4,654,300

16,765,000	Tern Bay, FL Community Devel. District[2]	5.000		05/01/2015	4,087,978

2,535,000	Town Center, FL at Palm Coast Community Devel. District	6.000		05/01/2036	2,408,960

4,950,000	Treeline, FL Preservation Community Devel. District[1]	6.800		05/01/2039	1,980,891

650,000	Turnbull Creek, FL Community Devel. District Special Assessment	5.250		05/01/2037	600,022

9,620,000	Verandah East, FL Community Devel. District	5.400		05/01/2037	8,398,452

1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[2]	5.550		05/01/2039	563,368

1,955,000	Villages of Westport, FL Community Devel. District[1,6]	5.400		05/01/2020	980,139

8,340,000	Villages of Westport, FL Community Devel. District[1,6]	5.700		05/01/2035	4,181,259

3,350,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.500		05/01/2037	985,905

12  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Florida (Continued)

$4,395,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.125%		05/01/2013	$1,291,954

3,190,000	Waterlefe, FL Community Devel. District Golf Course[2]	8.125		10/01/2025	220,876

7,340,000	Waters Edge, FL Community Devel. District	0.000	[10]	05/01/2039	4,541,992

139,000	Waters Edge, FL Community Devel. District	5.350		05/01/2039	139,695

14,800,000	Waterstone, FL Community Devel. District[2]	5.500		05/01/2018	5,872,344

18,550,000	West Villages, FL Improvement District[2]	5.800		05/01/2036	11,043,743

19,520,000	West Villages, FL Improvement District	5.500		05/01/2038	19,291,811

1,215,000	West Villages, FL Improvement District[2]	5.350		05/01/2015	933,448

14,925,000	Westridge, FL Community Devel. District[2]	5.800		05/01/2037	5,623,740

16,790,000	Westside, FL Community Devel. District[2]	7.200		05/01/2038	8,512,866

11,210,000	Westside, FL Community Devel. District[1]	5.650		05/01/2037	5,610,045

7,420,000	Wyld Palms, FL Community Devel. District[2]	5.400		05/01/2015	2,268,739

4,340,000	Wyld Palms, FL Community Devel. District[2]	5.500		05/01/2038	1,328,214

3,830,000	Zephyr Ridge, FL Community Devel. District[2]	5.250		05/01/2013	1,508,101

2,665,000	Zephyr Ridge, FL Community Devel. District[2]	5.625		05/01/2037	1,050,863

					602,481,186

Georgia—1.5%
745,000	Atlanta, GA Tax Allocation (Beltline)	7.500		01/01/2031	886,125

4,200,000	Atlanta, GA Tax Allocation (Beltline)	7.500		01/01/2031	4,995,606

385,000	East Point, GA (Camp Creek), Series B	8.000		02/01/2026	386,051

10,625,000	Franklin County, GA Industrial Building Authority (Emmanuel College)	6.250		11/01/2043	10,697,994

1,380,000	Franklin County, GA Industrial Building Authority (Emmanuel College)	6.000		11/01/2032	1,386,086

1,435,000	Franklin County, GA Industrial Building Authority (Emmanuel College)	5.750		11/01/2025	1,442,304

31,945,000	Fulton County, GA Devel. Authority (Piedmont Healthcare)[4]	5.000		06/15/2029	35,138,492

13,730,000	Fulton County, GA Devel. Authority (Piedmont Healthcare/Piedmont Hospital/Piedmont Hospital Foundation Obligated Group)[4]	5.250		06/15/2037	15,206,783

2,250,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.252	[3]	06/01/2024	1,281,240

9,100,000	GA Road & Tollway Authority (I-75 S Express Lanes)	0.000	[10]	06/01/2049	4,800,523

3,750,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.751	[3]	06/01/2034	1,061,625

2,000,000	Marietta, GA Devel. Authority (University Facilities)	7.000		06/15/2039	2,062,920

					79,345,749

Hawaii—0.1%
4,720,000	HI Dept. of Transportation (Continental Airlines)	7.000		06/01/2020	4,736,095

400,000	HI Dept. of Transportation (Continental Airlines)	5.625		11/15/2027	400,400

25,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)	6.375		07/01/2032	25,049

13  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Hawaii (Continued)

$2,540,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)	6.300%		07/01/2022	$2,546,680

					7,708,224

Idaho—0.0%
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.350		01/01/2025	5,008

1,600,000	Nampa, ID Local Improvement District No. 148	6.625		09/01/2030	1,663,136

					1,668,144

Illinois—7.4%
800,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)	5.625		01/01/2018	743,456

3,800,000	Bolingbrook, IL Will and Du Page Counties Wastewater Facilities (Crossroads Treatment)[2]	6.600		01/01/2035	38

30,685,000	Caseyville, IL Tax (Forest Lakes)[1]	7.000		12/30/2022	1,428,387

32,500,000	Chicago, IL GO4	5.250		01/01/2033	33,243,600

35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)	6.125		02/20/2042	35,055

7,500,000	Cook County, IL GO SPEARS[7]	0.150	[5]	11/15/2025	7,500,000

10,032,000	Cortland, IL Special Tax (Sheaffer System)[1]	5.500		03/01/2017	2,006,400

1,175,000	Country Club Hills, IL GO	5.000		12/01/2031	1,216,137

2,425,000	Country Club Hills, IL GO	5.000		12/01/2032	2,506,334

965,000	Country Club Hills, IL GO	5.000		12/01/2027	998,505

1,010,000	Country Club Hills, IL GO	5.000		12/01/2028	1,045,663

915,000	Country Club Hills, IL GO	5.000		12/01/2026	945,424

1,120,000	Country Club Hills, IL GO	5.000		12/01/2030	1,159,547

1,060,000	Country Club Hills, IL GO	5.000		12/01/2029	1,097,736

653,000	Deerfield, IL (Chicagoland Conservative Jewish High School Foundation)	6.000		10/01/2042	620,801

355,000	Deerfield, IL (Chicagoland Conservative Jewish High School Foundation)	6.000	[3]	10/01/2031	91,608

1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)	5.625		03/01/2036	1,009,440

1,585,000	Franklin Park, IL GO	6.250		07/01/2030	1,832,403

2,437,500	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375		03/01/2034	2,076,433

2,500,000	Harvey, IL GO	5.625		12/01/2032	1,845,025

6,165,000	Harvey, IL GO	5.500		12/01/2027	4,860,671

10,775,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)	6.500		12/01/2037	11,045,237

11,000,000	IL Finance Authority (Advocate Health Care)[4]	5.375		04/01/2044	12,084,820

685,000	IL Finance Authority (Advocate Health Care)	5.375		04/01/2044	752,555

41,175,000	IL Finance Authority (Advocate Health Care)[4]	5.375		04/01/2044	45,235,650

20,000,000	IL Finance Authority (Advocate Health Care)[4]	5.500		04/01/2044	22,303,200

3,195,000	IL Finance Authority (Bethel Terrace Apartments)	5.375		09/01/2035	3,205,575

145,000	IL Finance Authority (Bridgeway/Bridgeway Foundation/Occupation Devel. Center Obligated Group)	4.625		07/01/2027	120,167

5,000,000	IL Finance Authority (Central Dupage Health System/Central Dupage Hospital Assoc.)[4]	5.375		11/01/2039	5,588,200

14  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Illinois (Continued)

$12,500,000	IL Finance Authority (Central Dupage Health)[4]	5.500%		11/01/2039	$14,167,375

5,735,000	IL Finance Authority (DeKalb Supportive Living)	6.100		12/01/2041	5,593,747

2,250,000	IL Finance Authority (Franciscan Communities)	5.500		05/15/2027	2,332,327

2,030,000	IL Finance Authority (Friendship Village Schaumburg)	5.625		02/15/2037	2,030,041

1,000,000	IL Finance Authority (Lake Forest College)	6.000		10/01/2048	1,111,330

850,000	IL Finance Authority (Luther Oaks)	6.000		08/15/2026	870,213

1,500,000	IL Finance Authority (Luther Oaks)	6.000		08/15/2039	1,521,000

21,000,000	IL Finance Authority (Provena Health)	7.750		08/15/2034	26,372,430

575,000	IL Finance Authority (Rogers Park Montessori School)	6.000		02/01/2034	593,043

1,310,000	IL Finance Authority (Rogers Park Montessori School)	6.125		02/01/2045	1,333,436

1,090,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)	7.250		11/01/2030	1,305,449

11,970,000	IL Finance Authority (St. Anthony Lassing)	6.500		12/01/2032	12,371,354

1,500,000	IL Finance Authority (The New Admiral at the Lake)	8.000		05/15/2040	1,581,930

5,775,000	IL Finance Authority (The New Admiral at the Lake)	8.000		05/15/2046	6,061,729

2,850,000	IL Finance Authority (Uno Charter School Network)	7.125		10/01/2041	3,341,112

4,620,000	IL GO SPEARS[7]	0.170	[5]	04/01/2037	4,620,000

8,700,000	IL Health Facilities Authority[1]	6.900		11/15/2033	6,839,418

17,390,000	IL Sports Facilities Authority SPEARS[7]	0.170	[5]	06/15/2032	17,390,000

7,140,000	Lake County, IL Special Service Area No. 8[2]	7.125		03/01/2037	3,573,784

13,635,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[2]	7.125		01/01/2036	7,574,379

4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	6.125		03/01/2040	782,200

2,950,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	5.750		03/01/2022	576,873

1,778,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)[2]	5.750		03/01/2022	347,688

25,360,000	Northern IL Municipal Power Agency (Prarie Street) SPEARS	0.170	[5]	01/01/2037	25,360,000

3,500,000	Plano, IL Special Service Area No. 5[2]	6.000		03/01/2036	2,081,485

4,595,000	Quad Cities, IL Regional EDA (Heritage Woods Moline)	6.000		12/01/2041	4,480,722

5,810,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)	6.375		08/01/2040	4,679,258

162	Robbins, IL Res Rec (Robbins Res Rec Partners)	7.250		10/15/2024	172

2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)	6.625		06/01/2037	2,535,525

1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850		12/01/2036	1,344,495

13,190,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000		10/01/2022	10,988,325

5,045,000	Southwestern IL Devel. Authority (Village of Sauget)	5.625		11/01/2026	4,070,356

15  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Illinois (Continued)

$15,230,000	Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol Company)	8.250%		12/01/2019	$11,104,650

12,795,000	Upper, IL River Valley Devel. Authority (DeerPath Huntley)	6.500		12/01/2032	13,224,016

7,960,000	Upper, IL River Valley Devel. Authority (Living Springs McHenry)	6.100		12/01/2041	7,865,992

3,025,000	Vernon Hills, IL Tax Increment (Town Center)	6.250		12/30/2026	3,119,320

3,035,000	Volo Village, IL Special Service Area (Lancaster Falls)	5.750		03/01/2036	3,124,806

5,500,000	Volo Village, IL Special Service Area (Remington Pointe)	6.450		03/01/2034	5,508,415

2,000,000	Will-Kankakee, IL Regional Devel. Authority (Senior Estates Supportive Living)	7.000		12/01/2042	2,076,640

6,315,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)	5.875		03/01/2036	6,445,405

					396,898,507

Indiana—0.9%
1,145,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)	9.000		12/01/2045	1,142,469

960,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)	8.000		12/01/2045	957,706

4,300,000	Carmel, IN Redevel. District COP	6.500		07/15/2035	4,801,165

5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)	6.375		08/01/2029	5,817,249

25,000	Fort Wayne, IN Pollution Control (General Motors Corp.)[2,14]	6.200		10/15/2025	—

600,000	Hammond, IN Local Public Improvement District	6.500		08/15/2030	608,052

1,000,000	Hammond, IN Local Public Improvement District	6.750		08/15/2035	1,014,860

1,675,000	IN Finance Authority (BHI Senior Living)	5.500		11/15/2031	1,837,475

2,850,000	IN Finance Authority (BHI Senior Living)	5.750		11/15/2041	3,122,175

11,505,000	IN Finance Authority (Marian University)	6.375		09/15/2041	12,663,784

925,000	IN Finance Authority Educational Facilities (Irvington Community)	9.000		07/01/2039	956,801

550,000	Indianapolis, IN Pollution Control (General Motors Corp.)[2,14]	5.625		04/01/2049	5

9,104,030	North Manchester, IN Economic Devel. (Peabody Retirement Community)	5.130	[5]	12/01/2045	3,839,625

7,839,582	North Manchester, IN Economic Devel. (Peabody Retirement Community)[1]	1.000		12/01/2045	78

6,510,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)	6.500		07/01/2022	7,192,769

230,000	St. Joseph County, IN Economic Devel. (Holy Cross Village Notre Dame)	5.550		05/15/2019	230,474

4,735,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)	6.250		01/01/2024	3,589,746

					47,774,433

Iowa—0.9%
940,000	IA Finance Authority (Amity Fellowserve)	6.375		10/01/2026	946,439

2,190,000	IA Finance Authority (Amity Fellowserve)	6.500		10/01/2036	2,198,475

16  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Iowa (Continued)

$690,000	IA Finance Authority (Amity Fellowserve)	6.000%		10/01/2028	$686,743

130,000	IA Finance Authority (Amity Fellowserve)	5.900		10/01/2016	132,166

1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)[2]	5.900		12/01/2028	521,872

1,040,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)	5.375		06/01/2025	953,191

360,990,000	IA Tobacco Settlement Authority	7.125	[3]	06/01/2046	9,797,269

25,230,000	IA Tobacco Settlement Authority	5.500		06/01/2042	21,340,796

15,000,000	IA Tobacco Settlement Authority (TASC)	5.625		06/01/2046	12,702,000

					49,278,951

Kansas—0.1%
710,000	Lenexa, KS Multifamily Hsg. (Meadows Apartments)	7.950		10/15/2035	710,632

15,000	Olathe, KS Senior Living Facility (Catholic Care Campus)	6.000		11/15/2038	15,173

3,872,787	Olathe, KS Tax Increment (Gateway)[1]	5.000		03/01/2026	1,986,352

					2,712,157

Kentucky—0.5%
2,160,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)	6.750		03/01/2029	2,161,318

14,000,000	KY EDFA (Baptist Healthcare System)[4]	5.375		08/15/2024	15,710,100

4,980,000	KY EDFA (Catholic Health Initiatives) SPEARS[7]	0.160	[5]	01/01/2045	4,980,000

1,250,000	KY EDFA (Masonic Home Independent Living II)	7.250		05/15/2041	1,420,850

1,000,000	KY EDFA (Masonic Home Independent Living II)	7.375		05/15/2046	1,142,670

					25,414,938

Louisiana—0.4%
1,200,000	Juban Park, LA Community Devel. District Special Assessment[2]	5.150		10/01/2014	277,380

11,415,000	LA HFA (La Chateau)	7.250		09/01/2039	12,321,808

785,000	LA Local Government EF&CD Authority (Cypress Apartments)	8.000		04/20/2028	788,101

370,000	LA Local Government EF&CD Authority (Sharlo Apartments)	8.000		06/20/2028	240,422

5,350,000	LA Public Facilities Authority (Progressive Healthcare)[1]	6.375		10/01/2028	2,674,947

555,000	LA Public Facilities Authority (Progressive Healthcare)[1]	6.375		10/01/2020	277,494

7,400,000	Lakeshore Villages, LA Master Community Devel. District[1]	5.250		07/01/2017	2,742,070

					19,322,222

Maine—0.4%
2,000,000	ME H&HEFA (Maine General Medical Center)	6.750		07/01/2041	2,244,320

4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)	6.625		07/01/2020	4,819,296

17  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Maine (Continued)

$12,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)	6.875%		10/01/2026	$12,314,428

					19,378,044

Maryland—0.0%
2,250,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[2]	5.250		01/01/2037	819,405

Massachusetts—1.3%
6,905,000	MA Devel. Finance Agency (Lasell College)	6.000		07/01/2041	7,885,648

321,825	MA Devel. Finance Agency (Linden Ponds)	5.500		11/15/2046	246,479

1,600,702	MA Devel. Finance Agency (Linden Ponds)	0.965	[3]	11/15/2056	1,601

6,062,305	MA Devel. Finance Agency (Linden Ponds)	6.250		11/15/2046	4,724,657

685,000	MA Devel. Finance Agency (Linden Ponds)	6.250		11/15/2018	637,516

448,200	MA Devel. Finance Agency (Northern Berkshire Healthcare)[1]	0.000	[10]	02/15/2043	5

362,228	MA Devel. Finance Agency (Northern Berkshire Healthcare)[2]	6.000		02/15/2043	155,744

236,453	MA Devel. Finance Agency (Northern Berkshire Healthcare)[1]	3.184	[3]	02/15/2043	2

1,000,000	MA Devel. Finance Agency (VOA Concord)	5.200		11/01/2041	962,410

13,990,000	MA Educational Financing Authority, Series H4	6.350		01/01/2030	14,937,973

4,590,000	MA HFA, Series A4	5.250		07/01/2025	4,596,826

9,980,000	MA HFA, Series A4	5.300		06/01/2049	10,196,525

17,790,000	MA HFA, Series C4	5.350		12/01/2042	18,564,221

8,015,000	MA HFA, Series C4	5.400		12/01/2049	8,172,574

220,000	MA Industrial Finance Agency (Cambridge Friends School)	5.800		09/01/2028	220,136

50,000	MA Port Authority (Delta Air Lines)	5.000		01/01/2027	50,003

					71,352,320

Michigan—3.5%
1,720,000	Detroit, MI City School District	5.000		05/01/2031	1,871,738

10,100,000	Detroit, MI City School District[4]	6.000		05/01/2029	12,001,123

1,330,000	Detroit, MI GO	5.250		04/01/2022	1,245,199

5,850,000	Detroit, MI GO	5.000		04/01/2021	5,447,462

250,000	Detroit, MI GO	5.250		11/01/2035	267,833

350,000	Detroit, MI GO	5.250		04/01/2017	348,513

1,000,000	Detroit, MI GO	5.250		04/01/2020	931,100

40,000	Detroit, MI GO	5.375		04/01/2015	40,000

2,210,000	Detroit, MI GO	5.250		04/01/2021	2,025,509

2,260,000	Detroit, MI GO	5.250		04/01/2020	2,174,391

100,000	Detroit, MI GO	5.250		04/01/2023	85,632

1,540,000	Detroit, MI Local Devel. Finance Authority	6.850		05/01/2021	1,540,554

2,440,000	Detroit, MI Local Devel. Finance Authority	6.700		05/01/2021	2,441,000

270,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)	5.375		05/01/2018	269,533

100,000	Detroit, MI Water Supply System	5.000		07/01/2034	99,995

20,000	Detroit, MI Water Supply System	5.000		07/01/2034	19,999

430,000	Macomb, MI Public Academy	6.750		05/01/2037	433,767

18  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Michigan (Continued)

$1,400,000	MI Finance Authority (Old Redford Public School Academy)	5.900%		12/01/2030	$1,390,732

13,320,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[4]	5.000		08/01/2035	13,675,111

2,590,000	MI Hospital Finance Authority (Oakwood Obligated Group)	5.000		07/15/2037	2,717,687

840,000	MI Public Educational Facilities Authority (American Montessori)	6.500		12/01/2037	842,999

1,400,000	MI Public Educational Facilities Authority (Old Redford Academy)	6.000		12/01/2035	1,383,424

1,275,000	MI Strategic Fund Limited Obligation (Wolverine Human Services)	7.875		08/31/2028	1,315,418

3,200,000	MI Strategic Fund Solid Waste (Genesee Power Station)	7.500		01/01/2021	3,200,960

3,048,780,000	MI Tobacco Settlement Finance Authority	7.968	[3]	06/01/2058	16,402,436

344,990,000	MI Tobacco Settlement Finance Authority	6.327	[3]	06/01/2052	5,385,294

8,630,000	MI Trunk Line Fund	5.000		09/01/2019	8,977,789

1,625,000	Pontiac, MI City School District	4.500		05/01/2020	1,417,861

52,930,000	Wayne County, MI Airport Authority (Detroit MetroWayne Airport)[4]	5.000		12/01/2029	54,798,605

10,000,000	Wayne County, MI Airport Authority (Detroit MetroWayne Airport)[4]	5.000		12/01/2034	10,324,462

18,798,000	Wayne County, MI GO	2.152	[5]	12/01/2016	18,756,832

14,025,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)	6.000		12/01/2029	14,055,995

					185,888,953

Minnesota—0.7%
3,000,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700		07/01/2042	2,954,580

2,830,000	Eveleth, MN Multifamily (Manor House Woodland)	5.700		10/01/2036	2,154,847

1,510,000	Eveleth, MN Multifamily (Manor House Woodland)	5.500		10/01/2025	1,259,717

1,000,000	Falcon Heights, MN (Kaleidoscope Charter School)	6.000		11/01/2037	1,056,230

6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)	6.850		12/01/2029	6,395,671

5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.500		04/01/2042	4,856,356

730,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.400		04/01/2028	698,800

1,000,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.700		02/01/2029	972,640

500,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.500		02/01/2022	500,065

2,100,000	Northwest MN Multi-County Hsg. & Redevel. Authority	5.450		07/01/2041	2,100,000

500,000	Pine City, MN Health Care & Hsg. (North Branch)	6.125		10/20/2047	500,390

830,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.375		08/01/2021	857,539

19  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Minnesota (Continued)

$790,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.625%	02/01/2031	$809,173

1,595,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)	7.000	09/15/2037	1,595,893

1,721,068	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)	5.630	10/01/2033	1,764,577

2,772,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250	03/01/2029	2,823,975

650,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)	6.000	09/01/2036	662,513

400,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)	5.750	09/01/2026	407,724

2,305,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)	5.500	09/01/2043	2,386,897

700,000	St. Paul, MN Port Authority (Great Northern)	6.000	03/01/2030	715,183

492,956	St. Paul, MN Port Authority Parking Revenue (4th Parking Ramp)[2]	8.000	12/01/2027	116,821

880,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)	6.000	02/01/2019	804,206

				36,393,797

Mississippi—0.3%
2,540,000	Meridian, MS Tax Increment (Meridian Crossroads)	8.750	12/01/2024	2,890,647

3,885,000	MS Business Finance Corp. (Intrinergy Wiggins)[1]	8.000	01/01/2023	3,497,277

1,755,000	Ridgeland, MS Tax Increment (Colony Park)	5.375	10/01/2028	1,893,136

1,395,000	Ridgeland, MS Tax Increment (Colony Park)	5.250	10/01/2027	1,498,802

16,410,000	Stonebridge, MS Public Improvement District Special Assessment[2]	7.500	10/01/2042	3,962,195

				13,742,057

Missouri—1.4%
400,000	Belton, MO Tax Increment (Belton Town Center)	5.625	03/01/2025	400,296

250,000	Belton, MO Tax Increment (Belton Town Center)	5.500	03/01/2020	250,425

730,000	Branson Hills, MO Infrastructure Facilities	5.500	04/01/2022	386,900

750,000	Branson Hills, MO Infrastructure Facilities	5.500	04/01/2027	382,500

500,000	Branson Hills, MO Infrastructure Facilities	5.000	04/01/2017	325,000

500,000	Branson Hills, MO Infrastructure Facilities	5.000	04/01/2016	325,000

4,900,000	Branson, MO Commerce Park Community Improvement District[1]	5.750	06/01/2026	1,372,049

2,485,000	Branson, MO IDA (Branson Hills Redevel.)	5.750	05/01/2026	2,537,483

13,000,000	Branson, MO IDA (Branson Hills Redevel.)	7.050	05/01/2027	13,087,880

1,200,000	Branson, MO IDA (Branson Landing)	5.250	06/01/2021	1,204,548

2,470,000	Branson, MO IDA (Branson Landing)	5.500	06/01/2029	2,470,864

22,200,000	Branson, MO IDA (Branson Shoppe Redevel.)	5.950	11/01/2029	22,757,220

570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)	6.125	12/01/2036	491,260

1,100,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625	04/01/2027	890,472

1,215,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500	04/01/2021	1,072,031

1,250,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)	5.000	11/01/2023	1,250,613

20  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Missouri (Continued)

$1,245,000	Kansas City, MO IDA (West Paseo)	6.750%	07/01/2036	$1,250,926

1,400,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	6.500	06/01/2025	1,423,856

750,000	Lees Summit, MO IDA (Kensington Farms)	5.750	03/01/2029	762,795

1,300,000	Lees Summit, MO IDA (Kensington Farms)	5.500	03/01/2021	1,339,026

2,800,000	Lees Summit, MO Tax (Summit Fair Community Improvement District)	6.000	05/01/2042	2,946,944

2,310,000	Liberty, MO Tax Increment (Liberty Triangle)	5.875	10/01/2029	2,391,982

3,020,000	MO Dardenne Town Square Transportation Devel. District[1]	5.000	05/01/2026	1,375,972

3,825,000	MO Dardenne Town Square Transportation Devel. District[1]	5.000	05/01/2036	1,545,759

220,000	MO Grindstone Plaza Transportation Devel. District	5.250	10/01/2021	212,412

400,000	MO Grindstone Plaza Transportation Devel. District	5.400	10/01/2026	356,996

115,000	MO Grindstone Plaza Transportation Devel. District	5.550	10/01/2036	95,539

726,000	Northwoods, MO Transportation Devel. District	5.850	02/01/2031	666,715

4,580,000	St. Louis, MO IDA (Railway Exchange Building Redevel.)[2]	8.000	04/27/2033	2,100,892

2,442,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000	08/21/2026	1,533,161

2,034,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	1,304,038

1,660,000	St. Louis, MO Tax Increment (Printers Lofts)[1]	6.000	08/21/2026	778,922

3,043,000	St. Louis, MO Tax Increment (Security Building Redevel.)[2]	6.300	04/01/2027	1,443,569

1,510,000	St. Louis, MO Tax Increment (Washington East Condominiums)[2]	5.500	01/20/2028	1,017,136

2,367,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500	01/20/2028	2,151,106

1,108,000	St. Louis, MO Tax Increment Financing, Series A	5.500	09/02/2028	691,403

975,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.750	04/01/2027	483,473

1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.700	04/01/2022	924,798

905,000	Suemandy, MO Mid-Rivers Community Improvement District	7.500	10/01/2029	1,007,075

				77,009,036

Montana—0.1%
5,935,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)	6.250	09/01/2031	4,440,686

1,650,000	MT Facilities Finance Authority (St. John’s Lutheran)	6.125	05/15/2036	1,705,291

21  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Montana (Continued)

$1,125,000	MT Facilities Finance Authority (St. John’s Lutheran)	6.000%	05/15/2025	$1,172,261

				7,318,238

Nebraska—0.6%
955,000	Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)	6.625	12/01/2021	925,891

20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[4]	5.750	11/01/2048	22,567,510

2,400,000	NE Educational Facilities Authority (Midland Lutheran College)	5.600	09/15/2029	2,290,344

6,960,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)	8.750	10/01/2020	7,188,010

				32,971,755

Nevada—0.1%
770,000	Clark County, NV Improvement District	5.050	02/01/2031	678,370

1,000,000	Clark County, NV Improvement District	5.000	02/01/2026	933,020

445,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.500	08/01/2025	393,260

120,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.400	08/01/2020	114,582

1,725,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	6.150	08/01/2037	1,761,190

				3,880,422

New Hampshire—0.1%
1,780,000	NH Business Finance Authority (Air Cargo at Pease)[1]	6.750	04/01/2024	978,929

1,445,000	NH Business Finance Authority (Huggins Hospital)	6.875	10/01/2039	1,558,794

4,620,000	NH H&EFA (Franklin Pierce College)	6.050	10/01/2034	4,129,217

515,000	NH HE&HFA (Franklin Pierce College)	5.300	10/01/2028	439,949

				7,106,889

New Jersey—6.0%
3,750,000	NJ EDA (Continental Airlines)	5.625	11/15/2030	4,084,462

7,250,000	NJ EDA (Continental Airlines)	5.625	11/15/2030	7,890,827

170,000	NJ EDA (Continental Airlines)	4.875	09/15/2019	178,925

865,164	NJ EDA (Empowerment Zone-Cumberland)[2]	7.750	03/01/2021	9

7,455,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000	05/01/2044	8,146,899

7,440,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000	05/01/2044	8,130,506

7,455,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000	05/01/2044	8,146,899

11,000,000	NJ EDA (GMT Realty)	6.875	01/01/2037	11,112,420

565,000	NJ EDA (Leap Academy Charter School)	6.000	10/01/2034	576,814

750,000	NJ EDA (Leap Academy Charter School)	6.200	10/01/2044	762,720

500,000	NJ EDA (Leap Academy Charter School)	6.300	10/01/2049	509,110

1,000,000	NJ EDA (Paterson Charter School Science & Technology)	6.100	07/01/2044	977,120

8,450,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250	07/01/2027	8,456,845

96,125,000	NJ Tobacco Settlement Financing Corp.[4]	5.000	06/01/2029	82,592,262

22  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

New Jersey (Continued)

$89,140,000	NJ Tobacco Settlement Financing Corp.	5.000%		06/01/2041	$66,895,113

154,950,000	NJ Tobacco Settlement Financing Corp.	4.750		06/01/2034	115,990,922

210,000	Weehawken Township, NJ GO	6.000		08/01/2021	250,547

210,000	Weehawken Township, NJ GO	6.000		08/01/2022	248,060

					324,950,460

New Mexico—0.2%
182,000	Dona Ana County, NM Multifamily (Montana Meadows Apartments)	8.500		12/01/2015	182,126

500,000	Mariposa East, NM Public Improvement District[2]	5.750		09/01/2021	420,560

775,000	Mariposa East, NM Public Improvement District[2]	5.500		09/01/2016	677,102

875,000	Montecito Estates, NM Public Improvement District	7.000		10/01/2037	905,074

2,750,000	NM Hospital Equipment Loan Council (Gerald Champion Memorial Hospital)	5.500		07/01/2042	2,604,222

146,000	NM Regional Hsg. Authority (Wildewood Apartments)	8.750		12/01/2020	146,057

1,925,000	NM Trails Public Improvement District	7.750		10/01/2038	1,907,848

4,490,000	Saltillo, NM Improvement District	7.625		10/01/2037	4,708,349

1,000,000	Ventana West, NM Public Improvement District Special Levy	6.875		08/01/2033	1,001,540

					12,552,878

New York—9.2%
3,000,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000		05/01/2035	37,470

14,980,000	Brookhaven, NY IDA (BK at Lake Grove)	7.750	[5]	11/01/2046	16,221,992

15,015,000	Brookhaven, NY IDA (BK at Lake Grove)[8]	7.750	[5]	11/01/2046	16,271,155

10,000,000	Brookhaven, NY IDA (BK at Lake Grove)	7.750	[5]	11/01/2046	10,829,100

17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	5.635	[3]	06/01/2055	163,371

1,010,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2045	793,234

14,060,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[5]	11/01/2045	14,557,302

5,705,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[5]	11/01/2045	5,906,786

9,345,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[5]	11/01/2045	9,675,533

1,500,000	Islip, NY IDA (Engel Burman at Sayville)	7.750	[5]	11/01/2045	1,632,900

1,000,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	6.000		06/01/2030	1,140,470

7,120,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	4.270	[5]	01/01/2028	5,340,000

1,000,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.500		01/01/2027	749,990

2,800,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700		01/01/2043	2,099,972

38,995,000	Nassau County, NY IDA (Bryant Landing Roslyn) SPEARS	0.310	[5]	12/01/2033	38,995,000

1,895,000	Nassau County, NY Tobacco Settlement Corp.	5.125		06/01/2046	1,473,154

2,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.000		06/01/2035	1,676,800

413,400,000	NY Counties Tobacco Trust V8	6.734	[3]	06/01/2060	1,901,640

412,100,000	NY Counties Tobacco Trust V	7.151	[3]	06/01/2060	1,804,998

23  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

New York (Continued)

$37,380,000	NY Liberty Devel. Corp. (Bank of America Tower)[4,7]	5.125%		01/15/2044	$41,610,118

900,000	NY MTA, Series D	5.250		11/15/2029	1,064,349

560,000	NY MTA, Series D	5.250		11/15/2028	663,729

485,000	NY MTA, Series D	5.250		11/15/2027	578,455

900,000	NY MTA, Series D	5.250		11/15/2032	1,054,989

900,000	NY MTA, Series D	5.250		11/15/2033	1,051,893

900,000	NY MTA, Series D	5.250		11/15/2030	1,061,217

900,000	NY MTA, Series D	5.250		11/15/2031	1,057,320

1,500,000	NY TSASC, Inc. (TFABs)	5.125		06/01/2042	1,218,810

8,765,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.897	[9]	04/01/2036	9,273,195

59,000,000	NYC IDA (American Airlines)	7.625		08/01/2025	64,400,860

14,200,000	NYC IDA (American Airlines)	8.000		08/01/2028	15,609,918

40,000,000	NYC IDA (American Airlines)	7.750		08/01/2031	43,930,400

2,995,000	NYC IDA (American Airlines)	8.500		08/01/2028	3,115,099

19,550,000	NYC IDA (British Airways)	7.625		12/01/2032	19,657,329

8,630,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	6.200		10/01/2022	8,424,347

5,600,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.650		10/01/2028	4,829,496

5,045,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.750		10/01/2036	4,269,634

12,955,000	NYC Municipal Water Finance Authority[4]	5.750		06/15/2040	14,929,715

21,000,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	22,767,990

75,000	NYS DA (State Personal Income Tax Authority)	5.000		03/15/2035	76,152

26,750,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.750		11/15/2051	31,173,915

200,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	200,582

2,700,000	Port Authority NY/NJ (KIAC)	6.750		10/01/2019	2,697,111

8,385,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000		06/01/2048	7,362,617

7,497,808	Westchester County, NY IDA (EBC White Plains)	8.000	[5]	11/01/2043	8,208,225

7,497,808	Westchester County, NY IDA (EBC White Plains)	8.000	[5]	11/01/2043	8,208,225

7,497,795	Westchester County, NY IDA (EBC White Plains)	8.000	[5]	11/01/2043	8,208,211

9,795,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[5]	11/01/2045	10,141,449

9,640,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[5]	11/01/2045	9,980,967

9,640,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[5]	11/01/2045	9,980,967

2,000,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.125		06/01/2045	1,636,620

2,600,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-C	6.200		03/01/2020	2,601,404

					492,316,175

North Carolina—0.1%
1,500,000	NC Medical Care Commission (AHACHC)	5.800		10/01/2034	1,518,645

24  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

North Carolina (Continued)

$1,650,000	NC Medical Care Commission (Whitestone)	7.750%		03/01/2031	$1,896,939

					3,415,584

North Dakota—0.0%
25,000	Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)	7.000		11/01/2015	24,883

2,505,000	Richland County, ND Hsg. (Birchwood Properties)	6.750		05/01/2029	2,466,398

					2,491,281

Ohio—8.2%
9,950,000	Allen County, OH Hospital Facilities (Catholic Healthcare)[4]	5.000		06/01/2038	10,941,593

77,055,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.250		06/01/2037	65,035,191

120,705,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2047	95,949,612

18,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375		06/01/2024	15,482,347

2,295,300,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.532	[3]	06/01/2052	23,320,248

44,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.500		06/01/2047	38,245,353

30,200,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2030	24,841,312

33,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125		06/01/2024	27,734,475

12,937,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.000		06/01/2042	10,251,667

15,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750		06/01/2034	11,874,450

1,280,000	Butler County, OH Hsg. (Anthony Wayne Apartments)[1]	6.500		09/01/2030	767,974

5,645,000	Butler County, OH Port Authority (Maple Knoll Communities)	7.000		07/01/2043	5,932,048

4,495,000	Centerville, OH Health Care (Bethany Lutheran Village)	6.000		11/01/2038	4,742,899

5,000	Cleveland, OH Airport (Continental Airlines)	5.700		12/01/2019	5,015

4,500,000	Cleveland-Cuyahoga County, OH Port Authority (St. Clarence)	6.250		05/01/2038	4,512,285

325,000	Columbus-Franklin County, OH Finance Authority, Series A	6.000		05/15/2035	334,971

9,840,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)	7.500		01/01/2030	9,855,055

32,500,000	Gallia County, OH Hospital Facilities (Holzer/HHlthS/HMCG/HMCJ Obligated Group)	8.000		07/01/2042	36,316,800

7,500,000	Grove City, OH Tax Increment Financing	5.375		12/01/2031	7,729,425

1,450,000	Hancock County, OH Hospital (BVRHC/BVHF Obligated Group)	6.250		12/01/2034	1,692,802

629,413	Hickory Chase, OH Community Authority Infrastructure Improvement	7.000		12/01/2038	503,531

25  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Ohio (Continued)

$125,000	Lake County, OH Hospital Facilities (Lake Hospital System)	5.750%	08/15/2038	$138,139

595,000	Lorain County, OH Port Authority (Alumalloy LLC)	6.000	11/15/2025	585,801

10,000,000	Montgomery County, OH (Miami Valley Hospital)[4]	5.750	11/15/2023	11,993,300

7,060,000	OH Higher Education Facility Commission (Ashland University)	6.250	09/01/2024	6,783,742

16,320,000	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[1,6]	7.250	08/01/2034	12,014,947

1,052,622	OH Port Authority of Columbiana Solid Waste (Apex Environmental)	10.820	08/01/2034	816,445

14,000,000	OH Solid Waste Disposal (General Motors Corp.)[2,14]	6.300	12/01/2032	140

1,815,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	1,292,661

2,500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	1,780,325

4,100,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)	5.750	12/01/2032	4,226,608

1,955,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400	11/01/2036	972,241

3,415,000	Warren County, OH Port Authority (Corridor 75 Park)	7.500	12/01/2034	3,628,472

				440,301,874

Oklahoma—0.2%
1,700,000	Ardmore, OK Devel. Authority (Airpark Increment District)	5.750	11/01/2022	1,728,679

1,500,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)	6.625	10/01/2037	1,492,020

4,840,000	Grady County, OK Criminal Justice Authority	7.000	11/01/2041	4,701,382

100,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)	6.500	09/01/2026	100,253

				8,022,334

Oregon—0.1%
5,000	Lane County, OR Hsg. Authority & Community Services (Firewood)	6.600	11/01/2015	5,041

795,000	OR Facilities Authority (Concordia University)	6.125	09/01/2030	850,586

10,000	OR GO (Elderly & Disabled Hsg.)	5.300	08/01/2032	10,015

1,300,000	Salem, OR Hospital Finance Authority (Capital Manor)	6.000	05/15/2047	1,409,356

370,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)	5.000	01/01/2021	383,068

				2,658,066

Pennsylvania—1.0%
500,000	Luzerne County, PA IDA	7.750	12/15/2027	518,870

1,295,000	Luzerne County, PA IDA	7.500	12/15/2019	1,342,552

8,238,655	Northampton County, PA IDA (Northampton Generating)[11]	5.000	12/31/2023	7,371,289

24,937,498	PA EDFA (Bionol Clearfield)[2]	8.500	07/01/2015	1,108,971

26  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Pennsylvania (Continued)

$1,500,000	PA EDFA (National Gypsum Company)	6.250%		11/01/2027	$1,501,020

11,500,000	PA Geisinger Authority Health System, Series A4	5.250		06/01/2039	12,716,815

4,000,000	PA HEFA (Shippensburg University)	6.250		10/01/2043	4,462,040

1,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125		03/15/2043	1,611,000

1,165,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500		06/15/2022	1,228,644

4,000,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500		06/15/2032	4,026,920

5,250,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625		07/01/2042	5,548,830

3,350,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625		07/01/2036	3,551,737

5,945,000	York, PA GO	7.250		11/15/2041	6,715,294

					51,703,982

Rhode Island—1.3%
44,240,000	Central Falls, RI Detention Facility[1]	7.250		07/15/2035	24,319,170

9,735,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[4]	5.200		10/01/2047	9,904,297

42,825,000	RI Tobacco Settlement Financing Corp. (TASC)	7.868	[3]	06/01/2052	358,017

8,225,000	RI Tobacco Settlement Financing Corp. (TASC)	6.250		06/01/2042	8,224,342

52,090,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[3]	06/01/2052	590,701

25,605,000	RI Tobacco Settlement Financing Corp. (TASC), Series A	6.125		06/01/2032	25,733,793

					69,130,320

South Carolina—0.5%
1,375,000	Allendale County, SC School District Energy Savings Special Obligation	8.500		12/01/2018	1,384,501

6,747,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)	7.750		11/01/2039	6,412,686

14,192,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200		11/01/2036	14,226,203

8,500,000	SC Connector 2000 Assoc. Toll Road, Series B	6.621	[3]	01/01/2024	1,620,100

7,620,000	SC Connector 2000 Assoc. Toll Road, Series B	2.886	[3]	01/01/2020	1,833,372

200,000	SC Connector 2000 Assoc. Toll Road, Series B	6.300	[3]	01/01/2026	34,120

					25,510,982

South Dakota—0.0%
1,000,000	Lower Brule, SD Sioux Tribe, Series B	5.500		05/01/2019	1,000,000

1,425,000	Turner County, SD Tax Increment	5.000		12/15/2026	1,430,842

					2,430,842

Tennessee—0.4%
8,890,000	Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated Group)[2]	5.750	[5]	04/01/2042	3,133,547

215,000	Memphis-Shelby County, TN Airport Authority (Express Airlines)[1]	6.125		12/01/2016	6

9,000,000	Shelby County, TN HE&HFB (Trezevant Manor)	5.500		09/01/2047	9,015,390

27  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Tennessee (Continued)

$6,525,000	Shelby County, TN HE&HFB (Trezevant Manor)	8.000%		09/01/2044	$7,132,804

					19,281,747

Texas—10.0%
230,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)	7.750		12/01/2028	224,036

1,460,000	Bexar County, TX HFC (Perrin Square)[2]	9.750		11/20/2031	72,971

2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[1]	6.300	[5]	07/01/2032	181,737

11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[2]	6.750		10/01/2038	885,050

41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[1]	5.000		03/01/2041	3,201,912

13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[1]	5.400		05/01/2029	1,046,250

10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[1]	7.700		03/01/2032	800,000

26,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[2]	7.700		04/01/2033	2,089,600

16,105,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)	7.000		11/01/2039	20,214,352

750,000	Clifton, TX Higher Education Finance Corp. (Idea Public Schools)	5.750		08/15/2041	845,813

2,115,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)	6.250		02/15/2036	2,115,804

22,450,000	Donna, TX GO	6.250		02/15/2037	21,920,180

1,500,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)	6.500		09/01/2036	1,575,150

2,000,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)	6.750		09/01/2043	2,097,540

1,500,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)	6.125		09/01/2028	1,580,970

10,000,000	Grand Parkway, TX Transportation Corp.[4]	5.000		04/01/2053	10,856,700

11,238,709	Gulf Coast, TX IDA (Microgy Holdings)[2]	7.000		12/01/2036	112

20,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)	8.000		04/01/2028	20,035

3,225,000	Harris County, TX Cultural Education Facilities Finance Corp. (Space Center Houston)	7.000		08/15/2028	3,524,312

2,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)	5.750		11/01/2036	2,786,190

2,000,000	HFDC of Central TX (Lutheran Social Services of the South)	6.875		02/15/2032	2,002,160

7,980,000	Houston, TX Airport Special Facilities (Continental Airlines)	5.700		07/15/2029	7,999,471

7,290,000	Houston, TX Airport Special Facilities (Continental Airlines)	5.700		07/15/2029	7,307,788

555,000	Houston, TX Airport System	5.000		07/01/2026	630,397

2,000,000	Houston, TX Airport System	5.000		07/01/2024	2,306,560

1,210,000	Houston, TX Airport System	5.000		07/01/2025	1,387,471

815,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)	6.500		05/15/2031	981,358

28  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Texas (Continued)

$500,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000%		08/15/2036	$546,055

750,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000		08/15/2041	813,870

600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)[8]	5.875		09/01/2044	593,280

600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)[8]	5.750		09/01/2038	593,802

500,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)[8]	5.375		09/01/2028	496,110

6,110,000	Maverick County, TX GO COP	8.750		03/01/2034	6,029,287

1,800,000	Maverick County, TX GO COP	8.750		03/01/2034	1,776,222

550,000	Midlothian, TX Devel. Authority Tax Increment	5.125		11/15/2026	557,865

1,950,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	6.000		04/01/2045	2,242,052

785,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	5.875		04/01/2036	901,659

1,630,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000		08/15/2042	1,691,516

1,600,000	North Central TX HFC (Village Kaufman Apartments)	6.150	[5]	01/01/2043	1,665,568

38,000,000	North Central TX HFDC (Children’s Medical Center)[4]	5.750		08/15/2039	43,327,980

16,000,000	North TX Tollway Authority[4]	5.750		01/01/2048	18,065,760

5,920,000	North TX Tollway Authority[4]	5.750		01/01/2048	6,684,331

3,000,000	Red River, TX Health Facilities Devel. Corp. (Happy Harbor Methodist Home)	8.000		11/15/2049	3,464,640

2,100,000	Sabine Neches, TX HFC (Fox Run Apartments)	6.150		01/01/2043	2,186,058

2,115,183	Sabine Neches, TX HFC (Single Family Mtg.)[4]	5.430		12/01/2039	2,348,309

1,800,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[1]	6.450	[5]	06/01/2021	139,500

4,100,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[2]	6.150		08/01/2022	317,750

10,000,000	San Jacinto, TX Community College District[4]	5.125		02/15/2038	11,133,300

27,085,000	Sanger, TX Industrial Devel. Corp. (Texas Pellets)	7.500		07/01/2038	28,857,984

5,110,000	Springhill, TX Courtland Heights Public Facility Corp.	5.850		12/01/2028	3,262,684

14,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[4]	5.750		11/15/2024	16,248,120

34,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[4]	6.250		11/15/2029	39,459,720

3,810,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)	5.750		11/15/2037	3,901,915

13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[4]	5.000		12/01/2033	15,270,120

27,525,000	Travis County, TX HFDC (Longhorn Village)	7.125		01/01/2046	30,112,625

29  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Texas (Continued)

$1,600,000	Travis County, TX HFDC (Querencia Barton Creek)	5.650%	11/15/2035	$1,619,712

2,495,000	Trinity, TX River Authority (TXU Energy Company)[2]	6.250	05/01/2028	193,363

20,100,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)	7.750	10/01/2037	21,838,047

34,600,000	TX Angelina & Neches River Authority (Aspen Power)[2]	6.500	11/01/2029	13,822,700

117,755,000	TX Municipal Gas Acquisition & Supply Corp.[4]	6.250	12/15/2026	145,312,129

1,600,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)	6.250	09/01/2036	1,647,488

200,000	TX Student Hsg. Corp. (University of North Texas)	6.850	07/01/2031	173,730

635,000	TX Student Hsg. Corp. (University of North Texas)	6.750	07/01/2021	583,844

2,095,000	Vintage Township, TX Public Facilities Corp.	7.375	10/01/2038	2,211,985

4,615,000	Wise County, TX (Parket County Junior College District)	7.750	08/15/2028	5,499,972

2,920,000	Wise County, TX (Parket County Junior College District)	7.500	08/15/2025	3,444,111

				537,689,082

Utah—0.6%
4,915,000	Hideout, UT Local District No. 1 Special Assessment	8.250	08/01/2034	4,930,531

1,950,000	Hideout, UT Local District No. 1 Special Assessment	7.750	08/01/2024	1,956,337

1,750,000	UT Charter School Finance Authority (Endeavor Hall)	6.000	07/15/2032	1,795,360

910,000	UT Charter School Finance Authority (Endeavor Hall)	5.500	07/15/2022	942,260

3,870,000	UT Charter School Finance Authority (Endeavor Hall)	6.250	07/15/2042	3,981,417

6,550,000	UT Charter School Finance Authority (Hawthorn Academy)	8.250	07/15/2046	8,378,891

750,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.300	07/15/2032	815,948

1,640,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.550	07/15/2042	1,796,472

1,565,000	UT HFA (RHA Community Service of Utah)	6.875	07/01/2027	1,566,549

825,000	Utah County, UT Charter School (Renaissance Academy)	5.625	07/15/2037	826,667

4,400,000	West Valley City, UT Sewer (East Hollywood High School)	5.625	06/15/2037	4,099,172

				31,089,604

Vermont—0.0%
460,000	Burlington, VT Electric	5.750	07/01/2031	517,113

315,000	Burlington, VT Electric	5.625	07/01/2030	353,383

280,000	Burlington, VT Electric	5.500	07/01/2029	312,763

30  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Vermont (Continued)

$1,351,123	VT Educational & Health Buildings Financing Agency (Marlboro College)	2.779%		04/01/2019	$1,327,843

					2,511,102

Virginia—1.1%
1,833,000	Celebrate, VA North CDA Special Assessment[1]	6.750		03/01/2034	1,184,008

5,100,000	Celebrate, VA South CDA Special Assessment[2]	6.250		03/01/2037	2,805,000

3,206,000	Farms New Kent, VA Community Devel. Authority Special Assessment[1]	5.800		03/01/2036	1,606,142

9,200,000	Farms New Kent, VA Community Devel. Authority Special Assessment[1]	5.450		03/01/2036	4,950,428

14,300,000	Farms New Kent, VA Community Devel. Authority Special Assessment[1]	5.125		03/01/2036	7,710,274

641,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050		03/01/2044	636,064

2,052,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050		03/01/2054	123,325

1,305,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050		03/01/2044	1,084,024

3,000,000	New Port, VA CDA	5.600		09/01/2036	1,731,990

2,050,000	Norfolk, VA EDA, Series A	6.000		11/01/2036	1,861,175

18,986,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation	6.450		09/01/2037	20,510,576

3,331,000	VA H2O Community Devel. Authority	5.200		09/01/2037	1,888,444

253,700,000	VA Tobacco Settlement Authority	7.441	[3]	06/01/2047	6,020,301

6,000,000	VA Tobacco Settlement Financing Corp.	5.200		06/01/2046	4,283,940

2,404,674	West Point, VA IDA Solid Waste (Chesapeake Corp.)[2]	6.375		03/01/2019	24

					56,395,715

Washington—2.0%
10,000,000	Barclay’s Capital Muni Trust Receipts Floaters[7]	0.100	[5]	06/01/2039	10,000,000

750,000	Greater Wenatchee, WA Regional Events Center	5.000		09/01/2027	798,930

200,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600		03/01/2028	200,030

10,000	King County, WA Hsg. Authority (Kona Village)	6.700		01/01/2020	10,014

725,000	King County, WA Hsg. Authority (Southwood Square Apartments)	6.200		10/01/2031	725,449

100,000	King County, WA Hsg. Authority (Southwood Square Apartments)	6.100		10/01/2021	101,003

2,815,000	Kitsap County, WA Consolidated Hsg. Authority	5.500		06/01/2027	2,857,422

1,500,000	Kitsap County, WA Consolidated Hsg. Authority	5.600		06/01/2037	1,514,970

50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)	6.100		10/01/2031	50,025

1,975,000	Seattle, WA Hsg. Authority (Newholly Phase II)	7.000		01/01/2032	1,994,217

1,675,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)	5.600		09/01/2025	1,683,928

1,250,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)	5.750		09/01/2030	1,255,537

100,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)	5.100		09/01/2015	101,326

31  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Washington (Continued)

$4,274,358	Tacoma, WA Consolidated Local Improvements District No. 65	5.750%		04/01/2043	$4,293,379

12,000,000	Tes Properties, WA4	5.625		12/01/2038	13,801,320

1,500,000	Tes Properties, WA4	5.500		12/01/2029	1,732,140

18,075,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[4]	6.375		10/01/2036	21,177,212

17,410,000	WA Health Care Facilities Authority (Peacehealth)[4]	5.000		11/01/2028	19,302,335

15,000,000	WA Health Care Facilities Authority (Seattle Childrens Hospital)[4]	5.625		10/01/2038	17,366,250

10,860,000	WA Kalispel Tribe Indians Priority District	6.750		01/01/2038	10,335,028

					109,300,515

West Virginia—0.5%
4,500,000	Brooke County, WV (Bethany College)	6.750		10/01/2037	5,085,585

3,000,000	Brooke County, WV (Bethany College)	6.500		10/01/2031	3,357,750

27,145,000	Harrison County, WV Tax Increment (Charles Pointe)[1]	7.000		06/01/2035	13,790,203

1,840,000	Harrison County, WV Tax Increment (Charles Pointe)	7.000		06/01/2035	1,500,483

3,045,000	WV Hospital Finance Authority (UTD Health System)	5.500		06/01/2039	3,373,464

					27,107,485

Wisconsin—0.7%
3,970,000	Necedah, WI Community Devel. Authority Exempt Facility (Castle Rock Renewable Fuels)[1]	7.500		03/01/2018	3,378,430

1,750,000	Sokaogon, WI Chippewa Community (Gaming)[2]	7.000		01/01/2026	781,130

1,800,000	Sokaogon, WI Chippewa Community (Gaming)[2]	8.250		01/01/2017	803,448

3,000,000	WI H&EFA (AE Nursing Centers)	7.250		06/01/2038	3,232,020

750,000	WI H&EFA (Beloit College)	6.125		06/01/2035	847,417

2,015,000	WI H&EFA (Beloit College)	6.125		06/01/2039	2,262,623

1,000,000	WI H&EFA (Eastcastle Place)	6.125		12/01/2034	972,390

7,335,000	WI H&EFA (Wellington Homes)	6.750		09/01/2037	7,621,432

2,305,000	WI H&EFA (Wisconsin Illinois Senior Hsg.)	5.800		08/01/2029	2,306,706

6,657,500	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000		10/01/2042	6,668,951

2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.210	[3]	10/01/2042	627,000

2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.095	[3]	10/01/2042	20

660,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)	7.000		07/01/2031	706,913

1,325,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	5.750		07/15/2032	1,411,324

845,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	6.000		07/15/2042	900,086

5,875,000	WI Public Finance Authority Educational Facility (Horizon Academy West Charter School)	6.000		09/01/2045	5,910,837

					38,430,727

32  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

U.S. Possessions—13.1%
$28,225,000	Northern Mariana Islands Commonwealth, Series B	5.000%		10/01/2033	$23,924,357

53,230,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	37,979,605

11,175,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2042	7,561,787

3,000,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	2,172,600

6,995,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	5,001,145

2,750,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	1,957,450

11,955,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	8,179,252

152,450,000	Puerto Rico Children’s Trust Fund (TASC)	9.355	[3]	05/15/2055	3,652,702

13,000,000	Puerto Rico Commonwealth GO	6.500		07/01/2040	9,738,170

3,000,000	Puerto Rico Commonwealth GO	6.500		07/01/2040	2,247,270

9,265,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	6,859,806

16,600,000	Puerto Rico Commonwealth GO	5.750		07/01/2041	11,896,058

11,540,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	8,385,079

2,595,000	Puerto Rico Commonwealth GO	6.000		07/01/2035	1,934,183

19,550,000	Puerto Rico Commonwealth GO	6.500		07/01/2037	14,741,677

8,845,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	6,615,883

1,500,000	Puerto Rico Commonwealth GO	5.000		07/01/2024	1,127,715

6,600,000	Puerto Rico Commonwealth GO	8.000		07/01/2035	5,785,560

3,255,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	2,434,675

95,850,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	67,487,026

1,500,000	Puerto Rico Commonwealth GO	5.000		07/01/2041	1,015,275

5,000,000	Puerto Rico Commonwealth GO	5.000		07/01/2033	3,483,900

1,870,000	Puerto Rico Commonwealth GO	5.250		07/01/2026	1,387,054

2,250,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	1,665,900

2,145,000	Puerto Rico Commonwealth GO	2.953		07/01/2019	2,052,808

285,000	Puerto Rico Commonwealth GO	2.973		07/01/2020	267,116

2,165,000	Puerto Rico Commonwealth GO	5.250		07/01/2037	1,513,898

6,750,000	Puerto Rico Electric Power Authority, Series A6	7.000		07/01/2043	3,430,552

5,145,000	Puerto Rico Electric Power Authority, Series A6	5.000		07/01/2042	2,616,232

18,635,000	Puerto Rico Electric Power Authority, Series A6	6.750		07/01/2036	9,471,611

100,000	Puerto Rico Electric Power Authority, Series A6	7.000		07/01/2040	50,824

5,295,000	Puerto Rico Electric Power Authority, Series A6	7.000		07/01/2033	2,691,184

9,125,000	Puerto Rico Electric Power Authority, Series A6	5.050		07/01/2042	4,640,063

2,745,000	Puerto Rico Electric Power Authority, Series A6	5.000		07/01/2029	1,395,448

30,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2028	15,250

4,570,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2026	2,322,703

40,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2021	20,323

10,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2023	5,082

40,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2022	20,326

95,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2030	48,293

250,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2029	127,088

2,475,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.250		07/01/2027	1,258,043

140,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.250		07/01/2028	71,165

33  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

U.S. Possessions (Continued)

$30,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.000%	07/01/2028	$15,250

20,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.000	07/01/2025	10,165

40,000	Puerto Rico Electric Power Authority, Series CCC	5.000	07/01/2027	20,332

35,000	Puerto Rico Electric Power Authority, Series CCC	5.000	07/01/2024	17,788

185,000	Puerto Rico Electric Power Authority, Series DDD[6]	5.000	07/01/2022	94,008

15,000	Puerto Rico Electric Power Authority, Series NN	5.500	07/01/2020	7,621

5,000	Puerto Rico Electric Power Authority, Series TT	5.000	07/01/2020	2,540

210,000	Puerto Rico Electric Power Authority, Series TT6	5.000	07/01/2022	106,711

1,015,000	Puerto Rico Electric Power Authority, Series TT6	5.000	07/01/2027	515,924

6,620,000	Puerto Rico Electric Power Authority, Series TT6	5.000	07/01/2032	3,365,873

4,415,000	Puerto Rico Electric Power Authority, Series TT6	5.000	07/01/2037	2,245,116

15,000	Puerto Rico Electric Power Authority, Series TT	5.000	07/01/2024	7,623

10,000	Puerto Rico Electric Power Authority, Series TT6	5.000	07/01/2025	5,082

895,000	Puerto Rico Electric Power Authority, Series TT6	5.000	07/01/2026	454,911

170,000	Puerto Rico Electric Power Authority, Series TT6	5.000	07/01/2017	87,215

20,000	Puerto Rico Electric Power Authority, Series TT	5.000	07/01/2018	10,211

85,000	Puerto Rico Electric Power Authority, Series WW6	5.375	07/01/2022	43,192

60,000	Puerto Rico Electric Power Authority, Series WW6	5.500	07/01/2021	30,487

390,000	Puerto Rico Electric Power Authority, Series WW6	5.375	07/01/2024	198,190

90,000	Puerto Rico Electric Power Authority, Series WW6	5.000	07/01/2028	45,750

185,000	Puerto Rico Electric Power Authority, Series WW6	5.250	07/01/2025	94,026

395,000	Puerto Rico Electric Power Authority, Series WW6	5.500	07/01/2038	200,838

135,000	Puerto Rico Electric Power Authority, Series WW6	5.250	07/01/2033	68,639

17,970,000	Puerto Rico Electric Power Authority, Series XX6	5.750	07/01/2036	9,135,768

38,050,000	Puerto Rico Electric Power Authority, Series XX6	5.250	07/01/2040	19,346,522

165,000	Puerto Rico Electric Power Authority, Series XX6	5.250	07/01/2027	83,869

2,070,000	Puerto Rico Electric Power Authority, Series XX6	5.250	07/01/2035	1,052,409

10,000	Puerto Rico Electric Power Authority, Series XX	5.250	07/01/2026	5,082

25,000	Puerto Rico Electric Power Authority, Series ZZ	5.250	07/01/2021	12,702

850,000	Puerto Rico Electric Power Authority, Series ZZ6	5.000	07/01/2022	431,927

10,000	Puerto Rico Electric Power Authority, Series ZZ	5.000	07/01/2026	5,083

20,000	Puerto Rico Electric Power Authority, Series ZZ6	5.000	07/01/2018	10,211

50,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250	07/01/2022	25,407

60,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250	07/01/2024	30,491

150,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250	07/01/2025	76,237

95,000	Puerto Rico Electric Power Authority, Series ZZ	5.000	07/01/2021	48,270

820,000	Puerto Rico Electric Power Authority, Series ZZ6	5.000	07/01/2017	420,685

515,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250	07/01/2018	262,913

50,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250	07/01/2026	25,413

190,000	Puerto Rico Electric Power Authority, Series ZZ	4.625	07/01/2025	96,569

215,000	Puerto Rico Electric Power Authority, Series ZZ	5.000	07/01/2024	109,267

215,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2023	148,922

150,000	Puerto Rico Highway & Transportation Authority	3.112	07/01/2027	118,689

9,000,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2022	6,378,840

6,415,000	Puerto Rico Highway & Transportation Authority	5.300	07/01/2035	4,629,962

350,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2021	248,815

6,940,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	4,931,009

605,000	Puerto Rico Highway & Transportation Authority, Series H	5.450	07/01/2035	322,054

34  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

U.S. Possessions (Continued)

$5,000,000	Puerto Rico Infrastructure	5.000%		07/01/2031	$2,859,400

3,000,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	1,797,450

15,000,000	Puerto Rico Infrastructure Financing Authority	6.140	[3]	07/01/2034	3,592,950

500,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625		06/01/2026	477,100

4,050,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)	6.000		07/01/2033	4,346,865

7,000,000	Puerto Rico Public Buildings Authority	5.875		07/01/2039	4,888,590

260,000	Puerto Rico Public Buildings Authority	5.500		07/01/2023	199,170

8,825,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	6,200,621

1,520,000	Puerto Rico Public Buildings Authority	5.000		07/01/2036	1,021,516

67,475,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	45,519,310

12,000,000	Puerto Rico Public Buildings Authority	5.750		07/01/2022	9,462,240

12,000,000	Puerto Rico Public Buildings Authority	6.125		07/01/2023	9,399,840

1,640,000	Puerto Rico Public Buildings Authority	5.250		07/01/2033	1,131,551

5,100,000	Puerto Rico Public Buildings Authority	6.250		07/01/2026	3,877,479

10,000,000	Puerto Rico Public Buildings Authority	5.625		07/01/2039	6,906,500

4,980,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	3,722,550

1,515,000	Puerto Rico Public Buildings Authority, Series D	5.250		07/01/2036	1,044,274

37,020,000	Puerto Rico Public Finance Corp., Series B	5.500		08/01/2031	18,942,023

45,625,000	Puerto Rico Sales Tax Financing Corp.	5.250		08/01/2057	34,429,081

21,885,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2042	16,084,600

3,250,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	2,394,048

1,510,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	1,132,334

2,040,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2028	1,651,217

8,495,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2043	5,883,892

35,000,000	Puerto Rico Sales Tax Financing Corp., Series A	0.000	[10]	08/01/2033	19,610,150

7,945,000	Puerto Rico Sales Tax Financing Corp., Series A	7.890	[3]	08/01/2034	1,381,159

11,455,000	Puerto Rico Sales Tax Financing Corp., Series A	5.250		08/01/2027	9,199,740

38,835,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	29,807,028

1,630,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2024	1,338,703

3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	2,469,330

53,275,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	43,084,025

16,025,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250		08/01/2043	11,448,581

41,750,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	30,075,030

135,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000		08/01/2046	101,162

46,595,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	36,345,032

5,000,000	Puerto Rico Sales Tax Financing Corp., Series C	0.000	[10]	08/01/2032	3,816,850

300,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000		08/01/2035	214,764

5,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	3,937,550

1,340,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375		08/01/2038	992,056

					705,642,507

Total Municipal Bonds and Notes (Cost $7,169,057,744)					6,044,435,314

Shares

Common Stocks—0.0%
7,679	Delta Air Lines, Inc.[12,13]				308,926

3,177	General Motors Co.[12,13]				99,758

15,021	Motors Liquidation Co. GUC Trust[12,13]				346,985

Total Common Stocks (Cost $54,137)					755,669

35  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Units		Strike Price	Expiration	Value

Rights, Warrants and Certificates—0.0%
2,888	General Motors Co. Wts.[12,13]	$14.400	07/10/2019	$41,212

2,888	General Motors Co. Wts.[12,13]	21 .550	07/10/2016	62,583

Total Rights, Warrants and Certificates (Cost $—)				103,795

Principal Amount		Coupon	Maturity

Corporate Loans—0.2%
3,500,000	Aspen Power Senior Secured Bridge Promissory Note[12]	9.000% [5]	11/16/2015	3,500,000

7,000,000	Aspen Power Senior Secured Bridge Promissory Note[12]	9.000 [5]	11/16/2015	7,000,000

Total Corporate Loans (Cost $10,500,000)				10,500,000

Total Investments, at Value (Cost $7,179,611,881)—112.7%				6,055,794,778

Net Other Assets (Liabilities)—(12.7)				(681,677,723)

Net Assets—100.0%				$5,374,117,055

Footnotes to Statement of Investments

1. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.

7. Restricted security. The aggregate value of restricted securities as of October 31, 2014 was $86,100,118, which represents 1.60% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation

Barclay’s Capital Muni Trust Receipts Floaters	9/9/14	$10,000,000	$10,000,000	$—
Cook County, IL GO SPEARS	9/26/14	7,500,000	7,500,000	—
IL GO SPEARS	9/26/14	4,620,000	4,620,000	—
IL Sports Facilities Authority SPEARS	9/24/14	17,390,000	17,390,000	—
KY EDFA (Catholic Health Initiatives) SPEARS	9/26/14	4,980,000	4,980,000	—
NY Liberty Devel. Corp. (Bank of America Tower)	7/23/10 - 3/4/11	37,405,880	41,610,118	4,204,238

		$81,895,880	$86,100,118	$4,204,238

36  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

8. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after October 31, 2014. See accompanying Notes.

9. Represents the current interest rate for the inverse floating rate security. See accompanying Notes.

10. Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable rate as a designated future date.

11. Interest or dividend is paid-in-kind, when applicable.

12. Received as a result of a corporate action

13. Non-income producing security.

14. Security received as a result of issuer reorganization.

To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
ACMC	Advocate Condell Medical Center
AE	American Eagle
AGH	Adventist Glenoaks Hospital
AH	Ascension Health
AH&HC	Advocate Health & Hospitals Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHCN	Advocate Health Care Metro
AHSGA	Adventist Health System-Georgia
ANSHN	Advocate of North Side Health Network
BHI	Baptist Homes of Indiana
BVHF	Blanchard Valley Health Foundation
BVRHC	Blanchard Valley Regional Health Care
CAB	Capital Appreciation Bond
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHS	Central Dupage Health System
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CSAHS	The Sisters of Charity of St. Augustine Health System
DA	Dormitory Authority
DRIVERS	Derivative Inverse Tax Exempt Receipts
EBC	Engel Berman Corp.
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KGC	Kuakini Geriatric Care

37  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

KHS	Kaukini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
LIFERS	Long Inverse Floating Exempt Receipts
MTA	Metropolitan Transportation Authority
NTH	North Terrace Housing
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PHC	Piedmont Healthcare
PHF	Piedmont Hospital Foundation
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility
RHA	Resource Healthcare of America
RITES	Residual Interest Tax Exempt Security
ROLs	Reset Option Longs
RUMC	Rush University Medical Center
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SPEARS	Short Puttable Exempt Adjustable Receipts
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
VH	Village Housing
VOA	Volunteers of America

38  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

Oppenheimer Rochester High Yield Municipal Fund, (the “Fund”), a separate series of Oppenheimer Multi-State Municipal Trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying

39  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference

40  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2014, the Fund’s maximum exposure under such agreements is estimated at $496,795,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the

41  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2014, municipal bond holdings with a value of $1,312,163,406 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $776,090,000 in short-term floating rate securities issued and outstanding at that date.

At October 31, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 2,490,000	Allen County, OH Hospital Facilities (Catholic Healthcare Partners) LIFERS	18.191%	6/1/38	$3,481,593
1,335,000	CA GO ROLs[3]	11.919	12/1/36	1,398,906
77,555,000	CA Golden State Tobacco Securitization Corp. ROLs[3]	6.722	6/1/47	53,160,850
3,750,000	CA Health Facilities Financing Authority (SJHS/SJHCN Obligated Group) ROLs	21.263	7/1/39	6,233,100
5,550,000	CA Health Facilities Financing Authority ROLs[3]	8.057	11/15/42	6,332,273
3,855,000	CA Health Facilities Financing Authority ROLs[3]	17.908	7/1/39	6,407,627
5,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium) RITES	8.012	5/15/40	5,930,800
2,615,000	Cerritos, CA Community College District DRIVERS	15.970	8/1/33	4,207,640
16,250,000	Chicago, IL GO ROLs[3]	8.305	1/1/33	16,993,600
7,175,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System) LIFERS	9.399	1/1/44	8,951,530
2,525,000	Detroit, MI City School District ROLs[3]	18.357	5/1/29	4,426,123
2,500,000	District of Columbia GO ROLs[3]	7.920	4/1/35	3,025,425
4,675,000	Douglas County, NE Hospital Authority ROLs[3]	10.133	11/1/48	7,242,510
3,465,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	15.850	6/15/37	4,941,783
680,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	16.010	6/15/29	968,408
7,280,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	15.100	6/15/29	10,185,084
5,000,000	Grand Parkway, TX Transportation Corp. ROLs[3]	8.110	4/1/53	5,856,700
11,750,000	Highlands County, FL Health Facilities Authority ROLs[3]	8.360	11/15/36	13,476,075
2,750,000	IL Finance Authority (Advocate Health Care) DRIVERS	16.430	4/1/44	3,834,820
2,500,000	IL Finance Authority (Advocate Health Care) DRIVERS	16.430	4/1/44	3,486,200
4,345,000	IL Finance Authority (Advocate Health Care) DRIVERS	16.430	4/1/44	6,058,494
2,200,000	IL Finance Authority (Advocate Health Care) DRIVERS	16.430	4/1/44	3,067,856
5,000,000	IL Finance Authority (Advocate Health Care) DRIVERS	16.860	4/1/44	7,303,200
1,250,000	IL Finance Authority (AH&HC/ANSHN/ACMC/AHCN Obligated Group)	16.430	4/1/44	1,743,100
1,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	16.430	11/1/39	1,838,200
3,125,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	16.860	11/1/39	4,792,375
3,500,000	KY EDFA (Baptist Healthcare System) ROLs[3]	15.735	8/15/24	5,210,100
7,985,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	16.340	5/15/30	11,703,455
1,250,000	Los Angeles, CA Dept. of Water & Power DRIVERS	15.110	7/1/34	1,871,200
6,740,000	Los Angeles, CA Unified School District DRIVERS	15.090	7/1/30	7,605,349
4,805,000	MA Educational Financing Authority ROLs[3]	14.455	1/1/30	5,332,973

42  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 3,010,000	MA HFA ROLs[3]	11.306%	12/1/49	$3,167,574
8,895,000	MA HFA ROLs[3]	8.679	12/1/42	9,669,221
1,555,000	MA HFA ROLs[3]	10.608	7/1/25	1,561,826
3,750,000	MA HFA ROLs[3]	11.068	6/1/49	3,966,525
6,660,000	MI Hospital Finance Authority (McLaren Health Care Corp.) DRIVERS	7.850	8/1/35	7,015,111
2,500,000	Miami-Dade County, FL School Board ROLs[3]	15.960	2/1/27	3,529,700
2,500,000	Miami-Dade County, FL School Board ROLs[3]	15.091	2/1/27	3,387,500
12,500,000	Miami-Dade County, FL School Board ROLs[3]	16.395	2/1/34	17,870,000
2,500,000	Montgomery County, OH (Miami Valley Hospital) DRIVERS	17.730	11/15/23	4,493,300
60,560,000	NJ Tobacco Settlement Financing Corp. ROLs[3]	5.202	6/1/29	47,027,262
9,500,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	17.730	8/15/39	14,827,980
1,480,000	North TX Tollway Authority ROLs[3]	18.268	1/1/48	2,244,331
4,000,000	North TX Tollway Authority ROLs[3]	18.268	1/1/48	6,065,760
18,695,000	NY Liberty Devel. Corp. ROLs[3]	8.276	1/15/44	22,925,118
3,240,000	NYC Municipal Water Finance Authority ROLs[3]	18.291	6/15/40	5,214,715
2,875,000	PA Geisinger Authority Health System, Series A DRIVERS	16.000	6/1/39	4,091,815
2,455,000	RI Hsg. & Mtg. Finance Corp. ROLs[3]	16.071	10/1/47	2,624,297
687,000	Sabine Neches, TX HFC (Single Family Mtg.) ROLs[3]	6.962	12/1/39	778,309
2,500,000	San Jacinto, TX Community College District ROLs[3]	15.345	2/15/38	3,633,300
8,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	18.686	11/15/29	13,959,720
3,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	16.948	11/15/29	5,748,120
6,750,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center) DRIVERS	7.920	12/1/33	8,520,120
3,000,000	Tes Properties, WA DRIVERS	17.300	12/1/38	4,801,320
375,000	Tes Properties, WA DRIVERS	16.860	12/1/29	607,140
39,305,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	12.486	12/15/26	66,862,129
4,355,000	WA Health Care Facilities Authority (Peacehealth) DRIVERS	14.550	11/1/28	6,247,335
5,000,000	WA Health Care Facilities Authority (Seattle Childrens Hospital/Seattle Children’s Healthcare System Obligated Group)	13.150	10/1/38	7,366,250
4,520,000	WA Health Care Facilities Authority ROLs[3]	19.955	10/1/36	7,622,212
3,645,000	Wayne County, MI Airport Authority ROLs[3]	11.701	12/1/29	4,030,896
8,335,000	Wayne County, MI Airport Authority ROLs[3]	11.704	12/1/29	9,217,426
3,335,000	Wayne County, MI Airport Authority ROLs[3]	11.700	12/1/34	3,659,462
5,670,000	Wayne County, MI Airport Authority ROLs[3]	11.699	12/1/29	6,270,283

				$536,073,406

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial

43  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $776,090,000 as of October 31, 2014.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$39,133,439
Sold securities	23,835,650

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2014 is as follows:

44  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Cost	$561,167,341
Market Value	$202,058,044
Market value as % of Net Assets	3.76%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of October 31, 2014, securities with an aggregate market value of $83,823,438, representing 1.56% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $1,161,900 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies

45  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

(listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as

46  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$ —	$194,571,202	$—	$194,571,202
Alaska	—	14,778,968	—	14,778,968
Arizona	—	96,105,135	1,031,645	97,136,780
Arkansas	—	—	3,387,298	3,387,298
California	—	749,502,948	20	749,502,968
Colorado	—	213,636,955	7,524,831	221,161,786
Connecticut	—	2,271,216	—	2,271,216
Delaware	—	7,067,273	—	7,067,273

47  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

District of Columbia	$—	$103,159,134	$—	$103,159,134
Florida	—	597,292,938	5,188,248	602,481,186
Georgia	—	79,345,749	—	79,345,749
Hawaii	—	7,708,224	—	7,708,224
Idaho	—	1,668,144	—	1,668,144
Illinois	—	384,365,470	12,533,037	396,898,507
Indiana	—	47,774,428	5	47,774,433
Iowa	—	49,278,951	—	49,278,951
Kansas	—	2,712,157	—	2,712,157
Kentucky	—	25,414,938	—	25,414,938
Louisiana	—	19,322,222	—	19,322,222
Maine	—	19,378,044	—	19,378,044
Maryland	—	819,405	—	819,405
Massachusetts	—	71,352,313	7	71,352,320
Michigan	—	185,888,953	—	185,888,953
Minnesota	—	36,393,797	—	36,393,797
Mississippi	—	13,742,057	—	13,742,057
Missouri	—	77,009,036	—	77,009,036
Montana	—	7,318,238	—	7,318,238
Nebraska	—	32,971,755	—	32,971,755
Nevada	—	3,880,422	—	3,880,422
New Hampshire	—	7,106,889	—	7,106,889
New Jersey	—	324,950,451	9	324,950,460
New Mexico	—	12,552,878	—	12,552,878
New York	—	492,278,705	37,470	492,316,175
North Carolina	—	3,415,584	—	3,415,584
North Dakota	—	2,491,281	—	2,491,281
Ohio	—	439,798,203	503,671	440,301,874
Oklahoma	—	8,022,334	—	8,022,334
Oregon	—	2,658,066	—	2,658,066
Pennsylvania	—	51,703,982	—	51,703,982
Rhode Island	—	69,130,320	—	69,130,320
South Carolina	—	11,284,779	14,226,203	25,510,982
South Dakota	—	2,430,842	—	2,430,842
Tennessee	—	16,148,200	3,133,547	19,281,747
Texas	—	523,866,270	13,822,812	537,689,082
Utah	—	31,089,604	—	31,089,604
Vermont	—	2,511,102	—	2,511,102
Virginia	—	56,395,691	24	56,395,715
Washington	—	109,300,515	—	109,300,515
West Virginia	—	27,107,485	—	27,107,485
Wisconsin	—	38,430,707	20	38,430,727
U.S. Possessions	—	705,642,507	—	705,642,507
Common Stocks	755,669	—	—	755,669
Rights, Warrants and Certificates	103,795	—	—	103,795
Corporate Loans	—	10,500,000	—	10,500,000

Total Assets	$859,464	$5,993,546,467	$61,388,847	$6,055,794,778

48  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Florida	$(1,290,855)	$1,290,855

Total Assets	$(1,290,855)	$1,290,855

* Transferred from Level 2 to Level 3 because of the lack of observable market data.

Restricted Securities

As of October 31, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$6,373,322,581 [1]

Gross unrealized appreciation	$455,626,806
Gross unrealized depreciation	(1,605,363,534)

Net unrealized depreciation	$(1,149,736,728)

1. The Federal tax cost of securities does not include cost of $832,208,925, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

49  OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 12/12/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 12/12/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 12/12/2014